ACCESSOR FUNDS, INC.
                                 US Bank Centre
                           1420 5th Avenue, Suite 3130
                                Seattle, WA 98101

                               (206) 224-7420
                               (206) 224-4274 FAX


                                February 28, 1997

Letter to Shareholders
Accessor Funds, Inc.

Dear Shareholder:

      It is our pleasure to review 1996 with you, the shareholders of Accessor Funds, Inc. (the "Accessor Funds") family of Portfolios. We would also like to take this opportunity to thank you for your investment in the Portfolios, and to express our confidence that the Accessor Funds offer you the opportunity to maximize your investment returns.

      There are currently eight Portfolios of the Accessor Funds in operation. The objectives of the Portfolios differ, and together they provide a broad spectrum of equity and fixed-income investment choices. Each of the Portfolios, except the U.S. Government Money Portfolio, hires external money managers specializing in a particular asset class, and, after five calendar quarters, provides for them to be paid on a performance fee basis. The performance fee is based on the money manager's performance as compared to an unmanaged index of securities with similar risk and investment characteristics. For a complete description of the fee structure, the manager and money managers, and the indices please refer to the Prospectuses and the Statement of Additional Information of Accessor Funds.

      The first of the Portfolios commenced operations on April 9, 1992, and seven of the eight Portfolios now have over four years of investment results. The International Equity portfolio has a little over two years of investment results.

      With three domestic equity, one international equity and four fixed-income investment options, shareholders in the Accessor Funds have a wide range of risk and return alternatives to structure an investment solution that is designed to meet their needs precisely. A key feature of the Accessor Funds is that they attempt to provide benchmark risks so that shareholders can more accurately judge the risks they bear while investing in the various Portfolios of the Accessor Funds. The graphic below shows the annualized standard deviation (a measure of variability, or risk) using monthly performance data since inception of each Portfolio. The standard deviation of the Portfolios is compared, with the exception of the U.S. Government Money Portfolio, to that of the index that the performance of the money manager is measured against for the same time period.

========================BAR CHART==============================================
A bar graph appears here that compares the standard deviation of the Portfolios to that of the index (except for the U.S. Government Money Portfolio) that the money manager is measured against for the same time period (inception of the Portfolio through December 1996). The data points from the graph are as follows:

                              Comparisons of Risk
                          Inception through December 1996

Portfolio - Inception to December 1996    Index - Inception to December 1996

Money
May 92                   0.29%
Short-Inter
June 92                  2.46%                          2.59%
Mortgage
June 92                  3.38%                          3.42%
Intermediate
July 92                  4.60%                          4.58%
Value
September 92             8.51%                          8.95%
Growth
September 92             9.21%                          9.55%
Small
September 92            10.72%                         10.71%
International Equity
November 94             10.12%                         10.52%
==================================END BAR CHART================================

            We believe  that  there are two  important  conclusions  that can be drawn from the chart above. The first is the relative risk ranking of the Portfolios of the Accessor Funds. The higher the standard deviation, the higher the risk in terms of loss over a quarter or a year. The second, perhaps more subtle conclusion, is that each Portfolio's risk has been very close to the risk of the benchmark index against which we compare the money manager's performance. We believe that this structure allows the Accessor Funds' shareholders to judge the risks they are assuming more accurately than can shareholders of most investment companies. The benchmark indices we use are referenced in the
following   Management's   Discussion  of  Fund  Performance  and  are  publicly
available. In addition, large quantities of data are available about the benchmark indices' historical risks. We believe it important that investors know the risks they assume, before they invest.

      The past year has seen a sharp increase in the variability of returns. Fixed-income investments have suffered from the rise in interest rates, and total returns for the year for the Intermediate Fixed-Income, Short-Intermediate Fixed-Income and Mortgage Securities Portfolios have been anemic. Stocks, both domestic and international, continue to do well, although the extraordinary performance of the US market is eclipsing the returns on international stocks. The International Equity Portfolio, which has outperformed its index for the past few months by a wide margin, has had less variability than its index. This out-performance coupled with lower risk, although welcome for the shareholders, is unlikely to continue.

      We would like to end by saying that we are continuing to search for additional tools to improve Portfolio performance, and are also constantly evaluating the ones we currently use. We look forward to serving you, the shareholders, for many years to come.


/s/Ravindra A. Deo
Ravindra A. Deo
Treasurer

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                  FOR THE FISCAL YEAR ENDING DECEMBER 31, 1996

Accessor Funds, Inc.

            The Portfolios of Accessor Funds are designed to provide the tools investors need to meet a variety of investment needs. The advantage of Accessor Funds' approach is that investors can customize their individual portfolios to best suit their different investment objectives and risk tolerances. Each
Portfolio is not designed to be a solution by itself, and therefore each Portfolio, except the U.S. Government Money Portfolio, may take more risks than a comparable portfolio otherwise might. All the Portfolios have been designed by Bennington Capital Management L. P. (the "Manager"), which provides or oversees all general management, investment advisory, administration and portfolio management functions. The Manager selects, subject to the review and approval of the Board of Directors of Accessor Funds, one or more investment management organizations (individually a "money manager" and collectively, "the money managers"). Each of the money managers specializes in managing a particular type of asset and makes substantially all of the investment decisions for the assets of the Portfolio it manages. Each Portfolio, except the U.S. Government Money Portfolio, is designed to match certain characteristics, typically measured by the risk behavior of a recognized and publicly available index. The money managers attempt to structure their respective Portfolios to outperform the relevant index, while maintaining essentially the same risk as the index. This also means that derivative instruments are used, when appropriate, to ensure that the Portfolios match the risk characteristics of the underlying indices, and not to place leveraged bets on a particular market forecast or belief. For a further discussion of derivatives, please refer to the prospectuses and Statement of Additional Information of Accessor Funds.

            In the pages that follow, we compare the performance of various Portfolios to an applicable index using data from complete calendar months since inception. The performance numbers in the tables below the graphs show performance since inception date, which includes data for partial months not shown in the graph.

Growth Portfolio

            The Growth Portfolio commenced investment operations on August 25, 1992. The Growth Portfolio is designed to have risk characteristics similar to the S&P/BARRA Growth Index. For the year ended December 31, 1996, the Portfolio had a total return of 19.83%. During this period interest rates rose slightly, and corporate earnings increased strongly. In this environment, the Portfolio performed a little worse than expected, lagging the S&P/BARRA Growth Index slightly.


===============================GRAPH============================================
The graph shown below measures the performance of a hypothetical $10,000 investment in the Growth Portfolio against the S&P/BARRA Growth Index from inception of the Portfolio through December, 1996. The data points from the graph are as follows:

   COMPARISON OF $10,000 INVESTMENT IN THE GROWTH PORTFOLIO AND THE S&P/BARRA
                                  GROWTH INDEX

                Date         $10,000 in   $10,000 in
                             Portfolio     Index
               ----------------------------------
               31-Aug-92     $10,000      $10,000
               30-Sep-92     $10,089      $10,118
               30-Oct-92     $10,345      $10,270
               30-Nov-92     $10,933      $10,679
               31-Dec-92     $10,892      $10,763
               29-Jan-93     $11,017      $10,633
               26-Feb-93     $10,909      $10,547
               31-Mar-93     $11,446      $10,695
               30-Apr-93     $11,087      $10,202
               28-May-93     $11,438      $10,565
               30-Jun-93     $11,378      $10,475
               31-Jul-93     $11,114      $10,259
               31-Aug-93     $11,701      $10,634
               30-Sep-93     $11,726      $10,471
               29-Oct-93     $12,179      $10,861
               30-Nov-93     $12,222      $10,853
               31-Dec-93     $12,440      $10,929
               31-Jan-94     $12,615      $11,163
               28-Feb-94     $12,413      $10,963
               31-Mar-94     $11,969      $10,456
               30-Apr-94     $12,039      $10,504
               31-May-94     $12,259      $10,675
               30-Jun-94     $12,059      $10,447
               29-Jul-94     $12,342      $10,781
               31-Aug-94     $12,996      $11,356
               30-Sep-94     $12,810      $11,194
               31-Oct-94     $12,996      $11,455
               30-Nov-94     $12,659      $11,079
               31-Dec-94     $12,936      $11,271
               31-Jan-95     $13,233      $11,550
               28-Feb-95     $13,710      $12,001
               31-Mar-95     $14,118      $12,376
               28-Apr-95     $14,650      $12,698
               31-May-95     $15,281      $13,153
               30-Jun-95     $15,747      $13,656
               31-Jul-95     $16,273      $14,092
               31-Aug-95     $16,137      $14,046
               29-Sep-95     $16,710      $14,739
               31-Oct-95     $16,937      $14,857
               30-Nov-95     $17,410      $15,392
               29-Dec-95     $17,375      $15,566
               31-Jan-96     $18,051      $16,161
               29-Feb-96     $18,388      $16,308
               29-Mar-96     $18,283      $16,241
               30-Apr-96     $18,709      $16,556
               31-May-96     $18,981      $17,165
               28-Jun-96     $19,053      $17,379
               31-Jul-96     $18,123      $16,578
               30-Aug-96     $18,509      $16,823
               30-Sep-96     $19,557      $17,991
               31-Oct-96     $20,063      $18,381
               29-Nov-96     $21,512      $19,754
               31-Dec-96     $20,821      $19,298


============================END OF GRAPH=======================================

                         Historical Returns

            1996.......................................19.83%
            Annualized inception to December 31, 1996..18.61%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

Value and Income Portfolio

            The Value and Income Portfolio commenced investment operations on August 25, 1992. The Value and Income Portfolio is designed to have risk characteristics similar to the S&P/BARRA Value Index. For the year ended December 31, 1996, the Portfolio had a total return of 23.94%. The Value and Income Portfolio had an excellent year and its return exceeded the return of the S&P/BARRA Value Index. In accordance with its policy of staying as close to fully invested as possible, the Portfolio also entered into stock index futures contracts.


===============================GRAPH============================================
The graph shown below measures the performance of a hypothetical $10,000 investment in the Value and Income Portfolio against the S&P/BARRA Value Index from inception of the Portfolio through December, 1996. The data points from the graph are as follows:

   COMPARISON OF $10,000 INVESTMENT IN THE VALUE AND INCOME PORTFOLIO AND THE
                             S&P/BARRA VALUE INDEX

                Date         $10,000 in   $10,000 in
                             Portfolio     Index
               ----------------------------------

                 31-Aug-92  $10,000      $10,000
                 30-Sep-92  $10,056      $10,110
                 30-Oct-92   $9,973      $10,027
                 30-Nov-92  $10,331      $10,300
                 31-Dec-92  $10,539      $10,493
                 29-Jan-93  $10,841      $10,775
                 26-Feb-93  $11,176      $11,146
                 31-Mar-93  $11,462      $11,454
                 30-Apr-93  $11,318      $11,408
                 28-May-93  $11,503      $11,621
                 30-Jun-93  $11,645      $11,775
                 31-Jul-93  $11,730      $11,921
                 31-Aug-93  $12,120      $12,388
                 30-Sep-93  $12,044      $12,383
                 29-Oct-93  $12,146      $12,450
                 30-Nov-93  $11,942      $12,227
                 31-Dec-93  $12,087      $12,435
                 31-Jan-94  $12,577      $13,014
                 28-Feb-94  $12,163      $12,543
                 31-Mar-94  $11,739      $12,028
                 30-Apr-94  $11,828      $12,282
                 31-May-94  $11,918      $12,485
                 30-Jun-94  $11,654      $12,140
                 29-Jul-94  $11,970      $12,550
                 31-Aug-94  $12,285      $12,905
                 30-Sep-94  $11,920      $12,451
                 31-Oct-94  $12,137      $12,722
                 30-Nov-94  $11,702      $12,207
                 31-Dec-94  $11,850      $12,357
                 31-Jan-95  $12,123      $12,692
                 28-Feb-95  $12,597      $13,184
                 31-Mar-95  $12,928      $13,547
                 28-Apr-95  $13,304      $13,993
                 31-May-95  $13,963      $14,615
                 30-Jun-95  $13,995      $14,726
                 31-Jul-95  $14,382      $15,235
                 31-Aug-95  $14,557      $15,364
                 29-Sep-95  $14,958      $15,899
                 31-Oct-95  $14,866      $15,651
                 30-Nov-95  $15,542      $16,471
                 29-Dec-95  $15,791      $16,927
                 31-Jan-96  $16,256      $17,433
                 29-Feb-96  $16,455      $17,597
                 29-Mar-96  $16,758      $18,009
                 30-Apr-96  $17,017      $18,191
                 31-May-96  $17,247      $18,465
                 28-Jun-96  $17,142      $18,376
                 31-Jul-96  $16,437      $17,601
                 30-Aug-96  $17,029      $18,086
                 30-Sep-96  $17,760      $18,861
                 31-Oct-96  $18,466      $19,500
                 29-Nov-96  $19,922      $20,992
                 31-Dec-96  $19,571      $20,650


============================END OF GRAPH=======================================

                               Historical Returns

            1996......................................  23.94%
            Annualized inception to December 31, 1996.  16.81%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

Small to Mid Cap Portfolio

            The Small to Mid Cap Portfolio, formerly the Small Cap Portfolio, commenced investment operations on August 25, 1992. The Small to Mid Cap Portfolio is designed to have risk characteristics similar to the Wilshire 4500 Index. For the year ended December 31, 1996, the Portfolio had a total return of 24.85%. Effective September 15, 1995, the shareholders of this Portfolio voted to change the investment objective of the Portfolio to conform to a change in the index from the BARRA Institutional Small Index to the Wilshire 4500 Index, change the name of the Portfolio from the Small Cap to the Small to Mid Cap Portfolio, and hire Symphony Asset Management, Inc. as money manager. The
Portfolio performed better than expected during the past year, and the performance is shown below for the Portfolio against both the BARRA Institutional Small and Wilshire 4500 indices. The performance is measured against the BARRA Institutional Small Index from inception through September 1995 and against the Wilshire 4500 Index from October 1995 through December 1996. This is consistent with the way the money managers were running the Portfolio.

===============================GRAPH============================================
The graph shown below measures the performance of a hypothetical $10,000 investment in the Value and Income Portfolio against the S&P/BARRA Value Index from inception of the Portfolio through September, 1996. The data points from the graph are as follows:

   COMPARISON OF $10,000 INVESTMENT IN THE SMALL TO MID CAP PORTFOLIO AND THE
                         BARRA INSTITUTIONAL SMALL INDEX

                Date         $10,000 in   $10,000 in
                             Portfolio     Index
               ----------------------------------
               31-Aug-92  $10,000         $10,000
               30-Sep-92  $10,096         $10,196
               30-Oct-92  $10,408         $10,458
               30-Nov-92  $11,091         $11,208
               31-Dec-92  $11,452         $11,597
               29-Jan-93  $11,765         $11,967
               26-Feb-93  $11,587         $11,785
               31-Mar-93  $11,986         $12,204
               30-Apr-93  $11,538         $11,781
               28-May-93  $11,960         $12,179
               30-Jun-93  $12,027         $12,269
               31-Jul-93  $12,171         $12,488
               31-Aug-93  $12,620         $13,046
               30-Sep-93  $12,842         $13,394
               29-Oct-93  $13,037         $13,787
               30-Nov-93  $12,664         $13,308
               31-Dec-93  $13,101         $13,722
               31-Jan-94  $13,499         $14,077
               28-Feb-94  $13,304         $13,949
               31-Mar-94  $12,630         $13,200
               30-Apr-94  $12,692         $13,165
               31-May-94  $12,452         $13,059
               30-Jun-94  $12,113         $12,734
               29-Jul-94  $12,300         $12,984
               31-Aug-94  $12,957         $13,676
               30-Sep-94  $12,904         $13,676
               31-Oct-94  $12,877         $13,625
               30-Nov-94  $12,335         $13,107
               31-Dec-94  $12,568         $13,320
               31-Jan-95  $12,505         $13,278
               28-Feb-95  $12,880         $13,808
               31-Mar-95  $13,124         $14,101
               28-Apr-95  $13,401         $14,382
               31-May-95  $13,615         $14,632
               30-Jun-95  $14,319         $15,453
               31-Jul-95  $15,314         $16,428
               31-Aug-95  $15,538         $16,815
               29-Sep-95  $15,916         $17,227


============================END OF GRAPH=======================================


                           Historical Returns

            1996..........................................24.85%
            Annualized inception to December 31, 1996.....17.89%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

===============================GRAPH============================================
The graph shown below measures the performance of a hypothetical $10,000 investment in the Small to Mid Cap Portfolio against the Wilshire 4500 Index from October 1996 through December, 1996. The data points from the graph are as follows:

   COMPARISON OF $10,000 INVESTMENT IN THE SMALL TO MID CAP PORTFOLIO AND THE
                             WILSHIRE 4500 INDEX

                Date         $10,000 in   $10,000 in
                             Portfolio     Index
               ----------------------------------
               29-Sep-95  $10,000         $10,000
               31-Oct-95   $9,667          $9,732
               30-Nov-95  $10,135         $10,145
               29-Dec-95  $10,421         $10,273
               31-Jan-96  $10,379         $10,379
               29-Feb-96  $10,811         $10,716
               29-Mar-96  $10,957         $10,880
               30-Apr-96  $11,472         $11,386
               31-May-96  $11,732         $11,752
               28-Jun-96  $11,479         $11,383
               31-Jul-96  $10,788         $10,528
               30-Aug-96  $11,583         $11,097
               30-Sep-96  $12,215         $11,626
               31-Oct-96  $12,270         $11,455
               29-Nov-96  $12,895         $11,938
               31-Dec-96  $13,010         $12,046


============================END OF GRAPH=======================================

                               Historical Returns

            1996.............................................24.85%
            Annualized inception to December 31, 1996........17.89%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

International Equity Portfolio

            The International Equity Portfolio commenced operations on October 3, 1994. The Portfolio is designed to have risk characteristics similar to that of the Morgan Stanley Capital International ("MSCI") EAFE(R)+EMF Index. For the year 1996 international stock markets, especially those of Germany and Japan, performed significantly worse than the U.S. stock market. For the year ended December 31, 1996, the Portfolio had a total return of 13.78%, significantly better than the index and significantly better than expected. Effective May 1, 1996, the benchmark index used changed from the MSCI EAFE(R) Index to the MSCI EAFE(R)+EMF Index. The money manager began to invest in emerging markets at the same time this change was made to the extent that emerging markets were represented in the index. This change was made to recognize the increased liquidity and market capitalization of emerging markets, and to allow the shareholders to benefit both from the potential of higher return, and the potential of risk reduction through added diversification across more of the global economy.

===============================GRAPH============================================
The graph shown below measures the performance of a hypothetical $10,000 investment in the International Equity Portfolio against the MSCI EAFE(R) Index from inception of the Portfolio through April, 1996. The data points from the graph are as follows:

 COMPARISON OF $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY PORTFOLIO AND THE
                             MSCI EAFE(R) INDEX

                Date         $10,000 in   $10,000 in
                             Portfolio     Index
               ----------------------------------
                31-Oct-94 $10,000       $10,000
                30-Nov-94  $9,491       $9,519
                31-Dec-94  $9,589       $9,579
                31-Jan-95  $9,030       $9,211
                28-Feb-95  $8,998       $9,183
                31-Mar-95  $9,211       $9,755
                28-Apr-95  $9,482      $10,122
                31-May-95  $9,343      $10,002
                30-Jun-95  $9,293       $9,826
                31-Jul-95  $9,942      $10,438
                31-Aug-95 $10,033      $10,040
                29-Sep-95 $10,221      $10,236
                31-Oct-95  $9,959       $9,960
                30-Nov-95 $10,090      $10,304
                29-Dec-95 $10,320      $10,719
                31-Jan-96 $10,304      $10,763
                29-Feb-96 $10,533      $10,800
                29-Mar-96 $10,886      $11,029
                30-Apr-96 $11,313      $11,350


============================END OF GRAPH=======================================

                               Historical Returns

            1996..........................................13.78%
            Annualized inception to December 31, 1996......8.09%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

International              Equity             Portfolio              (continued)
===============================GRAPH============================================
The graph shown below measures the performance of a hypothetical $10,000 investment in the International Equity Portfolio against the MSCI EAFE(R)+ EMF Index from May 1996 through December, 1996. The data points from the graph are as follows:

 COMPARISON OF $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY PORTFOLIO AND THE
                             MSCI EAFE(R)+EMF INDEX

                Date         $10,000 in   $10,000 in
                             Portfolio     Index
               ----------------------------------
                30-Apr-96 $10,000      $10,000
                31-May-96 $10,015       $9,840
                28-Jun-96 $10,182       $9,898
                31-Jul-96  $9,674       $9,569
                30-Aug-96  $9,769       $9,609
                30-Sep-96  $9,907       $9,828
                31-Oct-96  $9,907       $9,700
                29-Nov-96 $10,321      $10,057
                31-Dec-96 $10,380       $9,948


============================END OF GRAPH=======================================
                               Historical Returns

            1996..........................................13.78%
            Annualized inception to December 31, 1996......8.09%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

Intermediate Fixed-Income Portfolio

            The Intermediate Fixed-Income Portfolio commenced investment operations on June 16, 1992. The Intermediate Fixed-Income Portfolio is designed to have risk characteristics similar to the Lehman Brothers Government/Corporate Index. For the year ended December 31, 1996, the Portfolio had a total return of 2.56%. This period was negative for bonds, with interest rates climbing during the year. This was a function of the continued strength in the economy, and the prospects for higher inflation due to that strength. The Portfolio performed as expected, keeping in line with the Lehman Brothers Government/Corporate Index.


===============================GRAPH============================================
The graph shown below measures the performance of a hypothetical $10,000 investment in the Intermediate Fixed-Income Portfolio against the Lehman Brothers Government/Corporate Index from inception of the Portfolio through December, 1996. The data points from the graph are as follows:

COMPARISON OF $10,000 INVESTMENT IN THE INTERMEDIATE FIXED-INCOME PORTFOLIO AND
                 THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX

                Date         $10,000 in   $10,000 in
                             Portfolio     Index
               ----------------------------------
               30-Jun-92    $10,000     $10,000
               31-Jul-92    $10,213     $10,228
               31-Aug-92    $10,339     $10,324
               30-Sep-92    $10,483     $10,465
               30-Oct-92    $10,303     $10,316
               30-Nov-92    $10,222     $10,292
               31-Dec-92    $10,371     $10,450
               29-Jan-93    $10,598     $10,665
               26-Feb-93    $10,787     $10,860
               31-Mar-93    $10,840     $10,900
               30-Apr-93    $10,923     $10,986
               28-May-93    $10,922     $10,971
               30-Jun-93    $11,123     $11,182
               31-Jul-93    $11,163     $11,231
               31-Aug-93    $11,372     $11,449
               30-Sep-93    $11,414     $11,493
               29-Oct-93    $11,449     $11,532
               30-Nov-93    $11,321     $11,434
               31-Dec-93    $11,359     $11,486
               31-Jan-94    $11,507     $11,658
               28-Feb-94    $11,228     $11,404
               31-Mar-94    $10,959     $11,125
               30-Apr-94    $10,856     $11,032
               31-May-94    $10,831     $11,012
               30-Jun-94    $10,785     $10,987
               29-Jul-94    $10,969     $11,207
               31-Aug-94    $10,965     $11,211
               30-Sep-94    $10,809     $11,042
               31-Oct-94    $10,779     $11,030
               30-Nov-94    $10,728     $11,010
               31-Dec-94    $10,764     $11,083
               31-Jan-95    $10,941     $11,296
               28-Feb-95    $11,171     $11,558
               31-Mar-95    $11,253     $11,635
               28-Apr-95    $11,391     $11,797
               31-May-95    $11,859     $12,291
               30-Jun-95    $11,942     $12,389
               31-Jul-95    $11,888     $12,341
               31-Aug-95    $12,040     $12,499
               29-Sep-95    $12,169     $12,627
               31-Oct-95    $12,342     $12,812
               30-Nov-95    $12,535     $13,024
               29-Dec-95    $12,730     $13,215
               31-Jan-96    $12,794     $13,297
               29-Feb-96    $12,535     $13,015
               29-Mar-96    $12,439     $12,906
               30-Apr-96    $12,352     $12,817
               31-May-96    $12,335     $12,795
               28-Jun-96    $12,489     $12,966
               31-Jul-96    $12,508     $12,996
               30-Aug-96    $12,462     $12,965
               30-Sep-96    $12,673     $13,196
               31-Oct-96    $12,943     $13,503
               29-Nov-96    $13,204     $13,752
               31-Dec-96    $13,055     $13,599


============================END OF GRAPH=======================================

                              Historical Returns

            1996............................................2.56%
            Annualized inception to December 31, 1996.......6.16%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

Short-Intermediate Fixed-Income Portfolio

            The Short-Intermediate Fixed-Income Portfolio commenced investment operations on May 18, 1992. The Short-Intermediate Fixed-Income Portfolio is designed to have risk characteristics similar to the Lehman Brothers Government/Corporate 1-5 Year Index. For the year ended December 31, 1996, the Portfolio had a total return of 3.63%. The shorter duration of this Portfolio's investments increased total returns slightly as compared to the Intermediate Fixed-Income Portfolio, by reducing the capital loss. The Portfolio performed as expected, keeping in line with the Lehman Brothers Government/Corporate 1-5 Year Index.


===============================GRAPH============================================
The graph shown below measures the performance of a hypothetical $10,000 investment in the Short-Intermediate Fixed-Income Portfolio against the Lehman Brothers Government/Corporate 1-5 Year from inception of the Portfolio through December, 1996. The data points from the graph are as follows:

COMPARISON  OF  $10,000  INVESTMENT  IN  THE   SHORT-INTERMEDIATE   FIXED-INCOME
     PORTFOLIO AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE 1-5 YEAR INDEX

                     Date         $10,000 in   $10,000 in
                                  Portfolio     Index
                        ----------------------------------
                   29-May-92     $10,000            $10,000
                   30-Jun-92     $10,119            $10,130
                   31-Jul-92     $10,265            $10,287
                   31-Aug-92     $10,349            $10,388
                   30-Sep-92     $10,462            $10,510
                   30-Oct-92     $10,362            $10,406
                   30-Nov-92     $10,321            $10,373
                   31-Dec-92     $10,421            $10,489
                   29-Jan-93     $10,555            $10,653
                   26-Feb-93     $10,667            $10,781
                   31-Mar-93     $10,703            $10,821
                   30-Apr-93     $10,781            $10,905
                   28-May-93     $10,749            $10,872
                   30-Jun-93     $10,848            $10,991
                   31-Jul-93     $10,863            $11,013
                   31-Aug-93     $10,965            $11,145
                   30-Sep-93     $10,989            $11,182
                   29-Oct-93     $11,009            $11,211
                   30-Nov-93     $10,971            $11,188
                   31-Dec-93     $11,006            $11,234
                   31-Jan-94     $11,095            $11,330
                   28-Feb-94     $10,977            $11,216
                   31-Mar-94     $10,858            $11,104
                   30-Apr-94     $10,800            $11,040
                   31-May-94     $10,807            $11,052
                   30-Jun-94     $10,825            $11,071
                   29-Jul-94     $10,917            $11,195
                   31-Aug-94     $10,947            $11,232
                   30-Sep-94     $10,880            $11,172
                   31-Oct-94     $10,886            $11,186
                   30-Nov-94     $10,835            $11,129
                   31-Dec-94     $10,849            $11,153
                   31-Jan-95     $11,006            $11,324
                   28-Feb-95     $11,181            $11,520
                   31-Mar-95     $11,237            $11,585
                   28-Apr-95     $11,341            $11,707
                   31-May-95     $11,580            $11,978
                   30-Jun-95     $11,630            $12,049
                   31-Jul-95     $11,648            $12,078
                   31-Aug-95     $11,727            $12,164
                   29-Sep-95     $11,784            $12,233
                   31-Oct-95     $11,883            $12,351
                   30-Nov-95     $11,989            $12,482
                   29-Dec-95     $12,088            $12,590
                   31-Jan-96     $12,186            $12,706
                   29-Feb-96     $12,103            $12,620
                   29-Mar-96     $12,052            $12,580
                   30-Apr-96     $12,030            $12,570
                   31-May-96     $12,031            $12,579
                   28-Jun-96     $12,130            $12,690
                   31-Jul-96     $12,160            $12,736
                   30-Aug-96     $12,181            $12,767
                   30-Sep-96     $12,313            $12,909
                   31-Oct-96     $12,468            $13,090
                   29-Nov-96     $12,578            $13,215
                   31-Dec-96     $12,529            $13,181


============================END OF GRAPH=======================================

                            Historical Returns

            1996............................................3.63%
            Annualized inception to December 31, 1996.......4.98%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

Mortgage Securities Portfolio

            The Mortgage Securities Portfolio commenced investment operations on May 18, 1992. The Mortgage Securities Portfolio is designed to have risk characteristics similar to the Lehman Brothers Mortgage-Backed Securities Index. For the year ended December 31, 1996, the Portfolio had a total return of 4.95%. The duration of the Portfolio's investments increased significantly during the year due to the fall in prepayments and refinancing as interest rates rose. The Portfolio's performance paralleled that of the Lehman Brothers Mortgage-Backed Securities Index.

===============================GRAPH============================================
The graph shown below measures the performance of a hypothetical $10,000 investment in the Value and Income Portfolio against the S&P/BARRA Value Index from inception of the Portfolio through December, 1996. The data points from the graph are as follows:

  COMPARISON OF $10,000 INVESTMENT IN THE MORTGAGE SECURITIES PORTFOLIO AND THE
                LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX

                    Date         $10,000 in   $10,000 in
                                  Portfolio     Index
                    ----------------------------------

                   29-May-92      $10,000        $10,000
                   30-Jun-92      $10,095        $10,118
                   31-Jul-92      $10,271        $10,207
                   31-Aug-92      $10,356        $10,340
                   30-Sep-92      $10,413        $10,420
                   30-Oct-92      $10,259        $10,329
                   30-Nov-92      $10,244        $10,361
                   31-Dec-92      $10,379        $10,494
                   29-Jan-93      $10,545        $10,632
                   26-Feb-93      $10,662        $10,739
                   31-Mar-93      $10,705        $10,805
                   30-Apr-93      $10,754        $10,861
                   28-May-93      $10,773        $10,923
                   30-Jun-93      $10,922        $11,006
                   31-Jul-93      $10,981        $11,050
                   31-Aug-93      $11,049        $11,102
                   30-Sep-93      $11,062        $11,112
                   29-Oct-93      $11,089        $11,144
                   30-Nov-93      $11,067        $11,122
                   31-Dec-93      $11,133        $11,212
                   31-Jan-94      $11,240        $11,323
                   28-Feb-94      $11,133        $11,244
                   31-Mar-94      $10,998        $10,951
                   30-Apr-94      $10,910        $10,870
                   31-May-94      $10,899        $10,914
                   30-Jun-94      $10,867        $10,890
                   29-Jul-94      $11,076        $11,107
                   31-Aug-94      $11,071        $11,143
                   30-Sep-94      $10,917        $10,985
                   31-Oct-94      $10,902        $10,978
                   30-Nov-94      $10,861        $10,944
                   31-Dec-94      $10,949        $11,032
                   31-Jan-95      $11,176        $11,268
                   28-Feb-95      $11,445        $11,555
                   31-Mar-95      $11,509        $11,609
                   28-Apr-95      $11,650        $11,774
                   31-May-95      $12,010        $12,145
                   30-Jun-95      $12,089        $12,214
                   31-Jul-95      $12,086        $12,235
                   31-Aug-95      $12,197        $12,362
                   29-Sep-95      $12,297        $12,471
                   31-Oct-95      $12,398        $12,582
                   30-Nov-95      $12,563        $12,726
                   29-Dec-95      $12,705        $12,885
                   31-Jan-96      $12,775        $12,981
                   29-Feb-96      $12,653        $12,874
                   29-Mar-96      $12,596        $12,827
                   30-Apr-96      $12,560        $12,791
                   31-May-96      $12,531        $12,754
                   28-Jun-96      $12,684        $12,930
                   31-Jul-96      $12,720        $12,978
                   30-Aug-96      $12,713        $12,978
                   30-Sep-96      $12,932        $13,195
                   31-Oct-96      $13,171        $13,453
                   29-Nov-96      $13,408        $13,646
                   31-Dec-96      $13,337        $13,575


============================END OF GRAPH=======================================

                           Historical Returns

            1996..............................................4.95%
            Annualized inception to December 31, 1996.........6.45%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

U.S. Government Money Portfolio

            The U.S. Government Money Portfolio commenced operations on April 9, 1992. For the year ended December 31, 1996, the Portfolio had a total return of 4.78%, which is appropriate considering its objective. Bennington Capital Management assumed responsibility from State Street Bank and Trust Company for all investment decisions in this Portfolio as of September 7, 1994.


===============================GRAPH============================================
The graph shown below measures the performance of a hypothetical $10,000 investment in the U.S. Government Money Portfolio from inception of the Portfolio through December, 1996. The data points from the graph are as follows:

   COMPARISON OF $10,000 INVESTMENT IN THE U.S. GOVERNMENT MONEY PORTFOLIO

                                    $10,000 in
                    Date            Portfolio
                    ----            ---------
                  30-Apr-92         $10,000
                  29-May-92         $10,030
                  30-Jun-92         $10,060
                  31-Jul-92         $10,091
                  31-Aug-92         $10,120
                  30-Sep-92         $10,144
                  30-Oct-92         $10,169
                  30-Nov-92         $10,192
                  31-Dec-92         $10,217
                  29-Jan-93         $10,242
                  26-Feb-93         $10,263
                  31-Mar-93         $10,286
                  30-Apr-93         $10,309
                  28-May-93         $10,332
                  30-Jun-93         $10,354
                  30-Jul-93         $10,378
                  31-Aug-93         $10,402
                  30-Sep-93         $10,425
                  29-Oct-93         $10,449
                  30-Nov-93         $10,473
                  31-Dec-93         $10,505
                  31-Jan-94         $10,529
                  28-Feb-94         $10,551
                  31-Mar-94         $10,576
                  29-Apr-94         $10,604
                  31-May-94         $10,634
                  30-Jun-94         $10,665
                  29-Jul-94         $10,699
                  31-Aug-94         $10,734
                  30-Sep-94         $10,769
                  31-Oct-94         $10,807
                  30-Nov-94         $10,846
                  31-Dec-94         $10,893
                  31-Jan-95         $10,940
                  28-Feb-95         $10,984
                  31-Mar-95         $11,034
                  28-Apr-95         $11,084
                  31-May-95         $11,135
                  30-Jun-95         $11,185
                  31-Jul-95         $11,235
                  31-Aug-95         $11,285
                  29-Sep-95         $11,333
                  31-Oct-95         $11,379
                  30-Nov-95         $11,415
                  29-Dec-95         $11,462
                  31-Jan-96         $11,490
                  29-Feb-96         $11,532
                  29-Mar-96         $11,576
                  30-Apr-96         $11,620
                  31-May-96         $11,667
                  28-Jun-96         $11,708
                  31-Jul-96         $11,755
                  30-Aug-96         $11,803
                  30-Sep-96         $11,846
                  31-Oct-96         $11,896
                  29-Nov-96         $11,935
                  31-Dec-96         $11,978



============================END OF GRAPH=======================================
                       Historical Returns

            1996...............................................4.78%
            Annualized inception to December 31, 1996..........4.02%


The performance data quoted represents past performance and the investment return will fluctuate. Past performance does not guarantee future results. An investment in the U.S. Government Money Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                              ACCESSOR FUNDS, INC.
                                Growth Portfolio
                             Schedule of Investments
                                December 31, 1996


Description                                                  Shares       Value

COMMON STOCK (99.6%)

Advertising (1.1%)
  Interpublic Group of Companies, Incorporated               14,400   $  684,000

Aerospace - Defense (0.7%)
  General Dynamics Corporation                                  900       63,450
  McDonnell Douglas Corporation                               6,100      390,400
                                                                         453,850
Air Travel (0.5%)
  Delta Air Lines, Incorporated                               4,200      297,675

Apparel (1.1%)
  Fruit of the Loom, Incorporated*                            9,600      363,600
  VF Corporation                                              4,700      317,250
                                                                         680,850
Automobiles (1.0%)
  Chrysler Corporation                                       18,000      594,000

Banks/Savings & Loans (1.9%)
  Comerica, Incorporated                                      8,600      450,425
  Nationsbank Corporation                                     4,000      391,000
  PNC Bank Corporation                                        5,900      333,350
                                                                       1,174,775
Beverages - Soft Drinks (2.2%)
  Coca Cola Company                                          19,000      999,875
  PepsiCo, Incorporated                                      12,700      371,475
                                                                       1,371,350
Building Materials (0.5%)
  Owens Corning Fiberglas Corporation                         6,700      285,588

Chemicals (2.9%)
  Dow Chemical Company                                       12,900    1,011,038
  Dupont de Nemours & Company                                 4,000      377,000
  Rohm & Haas Company                                         4,400      359,150
                                                                       1,747,188
Commercial Services (0.2%)
  Ecolab, Incorporated                                        2,800      105,350

Computer Software & Services (5.2%)
  Cisco Systems, Incorporated*                               17,100    1,087,988
  Computer Associates International, Incorporated            23,475    1,167,881
  Microsoft Corporation*                                      5,800      479,225
  Sun Microsystems, Incorporated*                            16,400      421,275
                                                                       3,156,369
Computers (3.6%)
  Compaq Computer Corporation*                               28,100    2,086,425
  Tandem Computers, Incorporated*                            10,200      140,250
                                                                       2,226,675


--------------------------------------------------------------------------------

See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                                Growth Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

Description                                                  Shares       Value

COMMON STOCK (Continued)

Cosmetics & Toiletries (0.1%)
  Alberto Culver Company Class B                                700   $   33,600

Diversified - Conglomerate (1.9%)
  American Brands, Incorporated                               6,300      312,637
  PPG Industries, Incorporated                               14,800      830,650
                                                                       1,143,287
Drugs & Pharmaceuticals (17.1%)
  Abbott Laboratories                                        23,900    1,212,925
  American Home Products Corporation                         16,100      943,862
  Amgen, Incorporated*                                        3,600      195,750
  Bristol-Myers Squibb Company                               24,100    2,620,875
  Johnson & Johnson                                          17,600      875,600
  Merck & Company, Incorporated                              35,100    2,781,675
  Schering-Plough Corporation                                27,900    1,806,525
                                                                      10,437,212
Electric Utilities (0.1%)
  Consolidated Edison Company of New York, Incorporated       2,500       73,125

Electronics (9.3%)
  General Electric Company                                   18,200    1,799,525
  Honeywell, Incorporated                                     4,900      322,175
  Intel Corporation                                          24,100    3,155,594
  Tektronix, Incorporated                                     7,500      384,375
                                                                       5,661,669
Entertainment & Leisure (3.0%)
  King World Productions, Incorporated*                      25,100      925,562
  The Walt Disney Company                                    13,400      932,975
                                                                       1,858,537
Finance (0.5%)
  American Express Company Incorporated                       5,600      316,400

Foods (7.3%)
  Archer-Daniels Midland Company                             19,215      422,730
  Campbell Soup Company                                      21,100    1,693,275
  Conagra, Incorporated                                      17,800      885,550
  General Mills, Incorporated                                12,700      804,862
  Hershey Foods Corporation                                  15,400      673,750
                                                                       4,480,167


--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                                Growth Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

Description                                                 Shares        Value

COMMON STOCK (Continued)

Hardware & Tools (0.3%)
  Snap-On Tools, Incorporated                                 5,200   $  185,250

Hospital Management (0.5%)
  Tenet Healthcare Corporation*                              14,500      317,188

Hotels & Motels (0.4%)
  HFS, Incorporated                                           2,600      155,350
  Hilton Hotels Corporation                                   4,400      114,950
                                                                         270,300
Household Products (3.0%)
  Clorox Company                                              1,200      120,450
  Maytag Corporation                                          3,500       69,125
  Newell Company                                             23,400      737,100
  Proctor & Gamble Company                                    5,500      591,250
  Tupperware Corporation                                      6,300      337,837
                                                                       1,855,762
Insurance (3.1%)
  Allstate, Incorporated                                      4,900      283,587
  ITT Hartford Group, Incorporated                            4,900      330,750
  Marsh & McLennan Companies, Incorporated                    9,400      977,600
  Providian Corporation                                       5,900      303,113
                                                                       1,895,050
Machinery (2.8%)
  Case Corporation                                           11,500      626,750
  Caterpillar, Incorporated                                   9,200      692,300
  Harnischfeger Industries, Incorporated                      7,800      375,375
                                                                       1,694,425
Manufacturing - Diversified (0.5%)
  Parker-Hannifin Corporation                                 8,600      333,250

Medical Equipment & Supplies (2.4%)
  Becton, Dickinson & Company                                26,800    1,162,450
  Beverly Enterprises*                                       24,300      309,825
                                                                       1,472,275
Office Equipment & Supplies (0.3%)
  Harris Corporation                                          3,100      212,738

Oil & Gas (1.8%)
  Atlantic Richfield Company                                  1,600      212,000
  Baker Hughes, Incorporated                                  8,300      286,350
  Coastal Corporation                                         4,300      210,162
  Rowan Companies, Incorporated*                             13,000      294,125
  Williams Companies, Incorporated                            2,400       90,000
                                                                       1,092,637


--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                                Growth Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Concluded)

Description                                                 Shares         Value

COMMON STOCKS (Continued)

Paper & Forest Products (1.0%)
  Kimberly-Clark Corporation                                  3,000   $  285,750
  Mead Corporation                                            5,400      313,875
                                                                         599,625
Publishing News (1.3%)
  Tribune Company                                            10,100      796,638

Retail - Grocery (2.2%)
  American Stores Company                                     6,800      277,950
  Great Atlantic & Pacific Tea Company, Incorporated          9,500      302,813
  Kroger Company*                                            16,600      771,900
                                                                       1,352,663
Retail - Trade (6.6%)
  Dayton-Hudson Corporation                                  22,200      871,350
  Gap Incorporated                                           10,800      325,350
  Lowe's Companies, Incorporated                              7,300      259,150
  Price/Costco Incorporated*                                 13,900      349,238
  Sears, Roebuck & Company                                   21,000      968,625
  Toys 'R' US, Incorporated*                                  9,100      273,000
  TJX Companies, Incorporated                                20,900      990,137
                                                                       4,036,850
Steel Producer (0.5%)
  U.S. Steel Group, Incorporated                             10,600      332,575

Telecommunications (9.2%)
  Airtouch Communications, Incorporated*                      4,700      118,675
  Ameritech Corporation                                      23,100    1,400,437
  AT&T Company                                                9,900      430,650
  Bell Atlantic Corporation                                   5,800      375,550
  Bellsouth Corporation                                      16,900      682,338
  GTE Corporation                                             1,700       77,350
  NYNEX Corporation                                           6,800      327,250
  Pacific Telesis Group                                      10,800      396,900
  SBC Communications, Incorporated                           21,000    1,086,750
  Tellabs, Incorporated*                                     19,400      729,925
                                                                       5,625,825
Tobacco (3.5%)
  Philip Morris Companies, Incorporated                      18,800    2,117,350

          TOTAL COMMON STOCK (Identified Cost $49,937,520)            60,972,068

SHORT-TERM INVESTMENTS (0.4%)    Interest     Maturity    Principal
                                 Rate (1)       Date       Amount
Federal Home Loan Mortgage
   (Identified cost $239,958)     5.26%       01/02/97   $240,000        239,958

          TOTAL INVESTMENTS (100.0%) (Identified Cost $50,177,478)   $61,212,026
--------------------------------------
*  Non-income producing security.
(1) Yield at time of purchase.

--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                           Value and Income Portfolio
                             Schedule of Investments
                                December 31, 1996


Description                                                   Shares       Value

COMMON STOCK (97.2%)

Aerospace - Defense (1.5%)
  Boeing Company                                              1,100   $  117,012
  Northrop Grumman Corporation                                5,300      438,575
                                                                         555,587
Air Travel (1.3%)
  AMR Corporation*                                            4,500      396,562
  Delta Air Lines, Incorporated                               1,100       77,963
                                                                         474,525
Apparel (0.3%)
  GAP, Incorporated                                           3,600      108,450

Automobiles (5.7%)
  Chrysler Corporation                                       19,200      633,600
  Ford Motor Company                                          4,900      156,187
  General Motors Corporation                                 15,200      847,400
  Goodyear Tire & Rubber Company                              8,100      416,138
                                                                       2,053,325
Banks/Savings & Loans (13.5%)
  Bank of Boston Corporation                                  2,200      141,350
  Bankamerica Corporation                                     6,100      608,475
  Chase Manhattan Corporation                                10,000      892,500
  Citicorp                                                    7,900      813,700
  Comerica, Incorporated                                      8,800      460,900
  First Chicago NBD Corporation                               4,100      220,375
  First Union Corporation                                     8,700      643,800
  Nationsbank Corporation                                     7,000      684,250
  Republic of New York Corporation                            5,300      432,612
                                                                       4,897,962
Beverages - Soft Drinks (0.3%)
  Coca Cola Company                                           1,800       94,725

Building & Construction (0.4%)
  Centex Corporation                                          4,000      150,500

Chemicals (4.4%)
  Dow Chemical Company                                        7,100      556,463
  FMC Corporation*                                            3,400      238,425
  Rohm & Haas Company                                         5,700      465,263
  Union Carbide Corporation                                   8,100      331,087
                                                                       1,591,238
Computer Software & Services (1.8%)
  Computer Associates International, Incorporated             5,050      251,237
  Seagate Technology*                                         9,800      387,100
                                                                         638,337
Computers (4.4%)
  Compaq Computer Corporation*                                8,300      616,275
  International Business Machines Corporation                 6,400      966,400
                                                                       1,582,675


--------------------------------------------------------------------------------
See notes to financial statements.

                           Value and Income Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

Description                                               Shares          Value

COMMON STOCK (Continued)

Electric Utilities (6.5%)
  DTE Energy Company                                          5,000   $  161,875
  Edison International                                       18,200      361,725
  Entergy Corporation                                        15,600      432,900
  GPU, Incorporated                                           4,500      151,313
  Niagara Mohawk Power Corporation*                          43,200      426,600
  Ohio Edison Company                                        19,600      445,900
  Peco Energy Company                                         3,700       93,425
  Unicom Corporation                                          9,900      268,537
                                                                       2,342,275
Electrical Equipment (0.3%)
  General Instruments*                                        4,900      105,963

Electronics (2.8%)
  Intel Corporation                                           4,000      523,750
  Tektronix, Incorporated                                     9,300      476,625
                                                                       1,000,375
Entertainment & Leisure (1.2%)
  Brunswick Corporation                                      17,800      427,200

Finance (5.2%)
  Federal National Mortgage Association                      11,500      428,375
  Merrill Lynch & Company, Incorporated                       7,500      611,250
  Morgan Stanley Group, Incorporated                          3,900      222,787
  Ryder Systems, Incorporated                                 7,500      210,938
  Salomon, Incorporated                                       8,800      414,700
                                                                       1,888,050
Foods (4.2%)
  Archer-Daniels Midland Company                             15,000      330,000
  Fleming Companies, Incorporated                             9,900      170,775
  Ralston Purina Company                                      5,100      374,212
  Ryan's Family Steak Houses, Incorporated*                  47,500      326,562
  SuperValu, Incorporated                                    11,000      312,125
                                                                       1,513,674
Household Products (0.9%)
  Maytag Corporation                                         18,100      357,475

Insurance (6.0%)
  Cigna Corporation                                           3,800      519,175
  Loews Corporation                                           5,400      508,950
  Torchmark Corporation                                       8,400      424,200
  Traveler's Group, Incorporated                             16,666      756,231
                                                                       2,208,556

--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                           Value and Income Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

Description                                              Shares            Value

COMMON STOCK (Continued)

Machinery (4.2%)
  Caterpillar, Incorporated                                   7,400   $  556,850
  Crane Company                                               3,300       95,700
  Deere & Company                                             4,700      190,938
  Harnischfeger Industries, Incorporated                      6,300      303,187
  Trinova Corporation                                        10,500      381,937
                                                                       1,528,612
Managed Care (1.1%)
  Tenet Healthcare Corporation                               19,100      417,813

Medical Equipment & Supplies (0.9%)
  American Home Products                                      2,400      140,700
  Beverly Enterprises*                                       16,600      211,650
                                                                         352,350
Metals (1.2%)
  USX - U.S. Steel Group, Incorporated                       13,400      420,425

Office Equipment & Supplies (1.1%)
  Harris Corporation                                          5,900      404,888

Oil & Gas (14.1%)
  Amoco Corporation                                           1,600      128,800
  Atlantic Richfield Company                                  1,900      251,750
  Chevron Corporation                                         2,400      156,000
  Coastal Corporation                                         7,600      371,450
  Columbia Gas Systems, Incorporated                          7,000      445,375
  Exxon Corporation                                          12,200    1,195,600
  Mobile Corporation                                          6,400      782,400
  Phillips Petroleum Company                                 10,100      446,925
  Royal Dutch Petroleum Company                               3,800      648,850
  Texaco, Incorporated                                        7,100      696,688
                                                                       5,123,838
Paper & Forest Products (3.0%)
  American Greetings Corporation, Class A Shares             13,700      388,738
  Kimberly-Clark Corporation                                  3,500      333,375
  Westvaco Corporation                                       13,200      379,500
                                                                       1,101,613
Pharmaceuticals (1.5%)
  Bristol Myers Squibb Company                                2,100      228,375
  Schering-Plough Corporation                                 4,900      317,275
                                                                         545,650
Railroads (1.0%)
  CSX Corporation                                             9,100      384,475


--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                           Value and Income Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Concluded)

Description                                                  Shares       Value

COMMON STOCK (Continued)

Retail - Trade (2.3%)
  Dayton Hudson Corporation                                  10,900   $  427,825
  Federated Department Stores*                                4,300      146,737
  Sears, Roebuck & Company                                    5,500      253,688
                                                                         828,250
Telecommunications (6.1%)
  AT&T Company                                                8,200      356,700
  Bellsouth Corporation                                       4,700      189,763
  MCI Communications Corporation                              4,000      130,750
  NYNEX Corporation                                          12,300      591,937
  SBC Communications, Incorporated                            9,900      512,325
  Sprint Corporation                                         11,100      442,613
                                                                       2,224,088

          TOTAL COMMON STOCK (Identified Cost $28,533,962)            35,322,894

UNIT INVESTMENT TRUST (0.9%)

Standard & Poor's Depository Receipts(2)                      4,300      317,931
  (Identified Cost $314,228)

SHORT-TERM INVESTMENTS (1.9%)     Interest    Maturity  Principal
                                   Rate(1)     Date      Amount

U.S. Treasury Bill                  4.72 %    03/20/97  $100,000          98,989

Repurchase Agreements
  Fifth Third Bank Repurchase
  Agreement, (collateralized
  by 600,000 U.S. Treasury Notes,
  7.38%, 11/15/97, market value
  $609,000)                         5.10 %    01/02/97   597,021         597,021

          TOTAL SHORT-TERM INVESTMENTS (Identified Cost $696,010)        696,010

          TOTAL INVESTMENTS (100.0%) (Identified Cost $29,544,200)   $36,336,835
-------------------------------
*  Non-income producing security.
(1) Yield at time of purchase.
(2)   Security  has  been   segregated   with  the  custodian  to  cover  margin
      requirements  for the  following  open  futures  contracts at December 31,
      1996:
                                                           Unrealized
                 Type           Expiration    Contracts   Appreciation

              S&P 500 Future     03/21/97         4        $34,950

--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                             Schedule of Investments
                                December 31, 1996


Description                                                  Shares        Value

COMMON STOCK (95.5%)

Aerospace - Defense (0.2%)
  Litton Industries, Incorporated*                            3,000   $  142,875

Air Travel (0.9%)
  UAL Corporation*                                            9,900      618,750

Airlines - Freight (0.3%)
  Expeditors International Wash Incorporated                  8,600      197,800

Audio/Visual (0.3%)
  Sola International*                                         6,100      231,800

Banks/Savings & Loans (9.8%)
  BanPonce Corporation                                       29,500      995,625
  CitFed Bancorp, Incorporated                                4,800      158,400
  City National Corporation                                  32,000      692,000
  Deposit Guaranty Corporation                               21,700      672,700
  First Citizens Bancshares Incorporated                      2,000      151,000
  Great Financial Corporation                                10,200      297,075
  Greenpoint Financial                                        4,000      189,000
  Investors Financial Service Company                            75        2,006
  North Fork Bancorporation                                   5,649      201,246
  North Side Savings Bank                                     5,100      277,950
  Northern Trust Corporation                                 22,800      826,500
  Peoples Heritage Financial Savings Bank                    24,700      691,600
  Star Banc Corporation                                       6,300      578,812
  T R Financial Corporation                                   5,600      198,800
  Washington Mutual, Incorporated                             6,300      272,869
  Westamerica Bancorporation                                  4,400      254,100
                                                                       6,459,683
Broadcasting (0.1%)
  United Television Incorporated                                600       51,675

Brokerage (2.9%)
  BHC Financial, Incorporated                                29,300      461,475
  Bear Stearns Companies Incorporated                         9,870      275,126
  Lehman Brothers Holdings, Incorporated                      4,900      153,738
  McDonald & Company Investments                              7,120      247,420
  Paine Webber Incorporated                                  28,700      807,188
                                                                       1,944,947
Building & Construction (1.3%)
  Champion Enterprises, Incorporated*                         6,448      125,736
  Coachmen Industries, Incorporated                          11,900      337,663
  Hughes Supply, Incorporated                                 4,700      202,687
  NVR, Incorporated*                                         13,200      171,600
                                                                         837,686
--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

Description                                                  Shares        Value

COMMON STOCK (Continued)

Chemicals (4.1%)
  Chemed Corporation                                          9,700   $  354,050
  Cytec Industries, Incorporated*                            33,600    1,365,000
  Terra Industries, Incorporated                             36,400      536,900
  Tredegar Industries, Incorporated                          10,800      433,350
                                                                       2,689,300
Computer Software & Services (2.9%)
  Affiliated COM*                                             9,700      288,575
  Cadence Design Systems, Incorporated*                      35,950    1,429,013
  Fair Issac & Co., Incorporated                              5,700      223,012
                                                                       1,940,600
Computers (5.4%)
  Applied Magnetics Corporation*                             21,600      645,300
  Computervision Corporation*                                18,200      168,350
  Encad Incorporated*                                        16,100      664,125
  Hadco Corporation*                                         11,500      563,500
  Standard Microsystems Corporation*                         17,500      166,250
  Western Digital Corporation*                               23,800    1,353,625
                                                                       3,561,150
Construction Equipment (1.4%)
  Southdown, Incorporated                                    19,500      606,938
  Texas Industries, Incorporated                              5,900      298,687
                                                                         905,625
Electric Utilities (4.4%)
  Central Hudson Gas & Electric                               2,200       69,025
  Commonwealth Energy System                                 15,800      371,300
  Destec Energy, Incorporated*                               10,700      167,188
  LG&E Corporation                                           15,000      367,500
  Pinnacle West Capital                                       6,700      212,725
  Public Service Company of Colorado                         12,700      493,713
  Southwestern Public Services Company                       34,000    1,202,750
                                                                       2,884,201
Electrical Equipment (1.8%)
  Charter Power Systems, Incorporated                         9,400      286,700
  Cohu, Incorporated                                         12,200      283,650
  Fedders Corporation                                        33,700      210,625
  IES Industries, Incorporated                                8,000      239,000
  IPALCO Enterprises, Incorporated                            5,600      152,600
                                                                       1,172,575
Electronics (5.1%)
  BMC Industries, Incorporated                               51,600    1,625,400
  Logicon, Incorporated                                      26,900      981,850
  SCI Systems, Incorporated*                                 17,800      794,325
                                                                       3,401,575

--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

Description                                                  Shares        Value

COMMON STOCK (Continued)

Finance (3.2%)
  Aames Financial Corporation                                 7,800   $  279,825
  Comdisco, Incorporated                                     13,000      412,750
  Student Loan Marketing Association                         11,000    1,024,375
  UST Corporation                                            18,800      387,750
                                                                       2,104,700
Foods (2.4%)
  CKE Restaurants, Incorporated                              11,200      403,200
  Interstate Bakeries                                        16,400      805,650
  Morningstar Group Incorporated*                            20,200      396,425
                                                                       1,605,275
Hardware & Tools (1.2%)
  Eagle Hardware & Garden*                                   37,200      771,900

Holding Company (2.2%)
  Berkshire Hathaway, Incorporated*                              32    1,091,200
  SPS Technologies, Incorporated*                             3,000      192,750
  U.S. Industries, Incorporated*                              5,600      192,500
                                                                       1,476,450
Hotels & Motels (0.5%)
  Doubletree Corporation*                                     3,841      172,845
  Marcus Corporation                                          8,700      184,875
                                                                         357,720
Household Products (1.1%)
  Blyth Industries, Incorporated                              7,900      360,437
  Kimball International, Incorporated                         5,300      219,288
  National Preso Industry, Incorporated                       4,300      160,713
                                                                         740,438
Human Resources (0.6%)
  Robert Half International Incorporated*                    11,600      398,750

Insurance (7.7%)
  AMBAC, Incorporated                                         5,900      391,612
  American Bankers Insurance Group, Incorporated              6,100      311,862
  CMAC Investment Corporation                                14,800      543,900
  HCC Insurance Holdings, Incorporated                       15,250      366,000
  Old Rep International Corporation                          54,100    1,447,175
  Orion Capital Corporation                                   3,000      183,375
  PMI Group, Incorporated                                    10,400      575,900
  Progressive Company                                        18,800    1,266,650
                                                                       5,086,474
--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

Description                                                  Shares        Value

COMMON STOCK (Continued)

Machinery (1.6%)
  Chips & Technology Incorporated*                           31,000   $  565,750
  DT Industries Incorporated                                 14,300      500,500
                                                                       1,066,250
Managed Care (0.7%)
  Hillenbrand Industries                                      8,800      319,000
  Novacare Incorporated*                                     14,800      162,800
                                                                         481,800
Media (1.9%)
  Omnicom Group                                              27,000    1,235,250

Medical Equipment & Supplies (4.2%)
  Bergen Brunswig Corporation                                26,100      743,850
  Collagen Corporation                                        7,100      129,575
  Rotech Med Corporation*                                     3,000       63,000
  Universal Health Services, Incorporated*                   45,800    1,311,025
  Watson Pharmaceuticals, Incorporated*                      11,500      516,781
                                                                       2,764,231
Metals (2.1%)
  Castle A M & Company                                       14,412      277,431
  Handy & Harman                                             20,900      365,750
  Kaydon Corporation                                          5,600      263,900
  NCI Building Systems Incorporated*                         12,800      441,600
                                                                       1,348,681
Office Equipment & Supplies (3.0%)
  Hon Industries, Incorporated                                5,000      165,000
  Miller Herman, Incorporated                                 4,500      254,813
  Remedy Corporation*                                        24,700    1,327,625
  Standard Register Company                                   7,800      253,500
                                                                       2,000,938
Oil & Gas (6.9%)
  Global Marine Incorporated*                                31,800      655,875
  KCS Energy, Incorporated                                    3,700      132,275
  KN Energy, Incorporated                                     7,742      303,874
  National Fuel Gas Company                                  33,800    1,394,250
  Newfield Exploration*                                       6,000      156,000
  Newpark Resources, Incorporated*                           11,095      413,289
  Parker & Parsley Petroleum                                 13,300      488,775
  Tesoro Petroleum Corporation*                               7,200      100,800
  Tosco Corporation                                           6,700      530,137
  Washington Gas                                             17,300      391,412
                                                                       4,566,687

--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

Description                                                  Shares        Value

COMMON STOCK (Continued)

Other Durable Goods (0.3%)
  Apogee Enterprises, Incorporated                            5,400   $  214,650

Paper & Forest Products (1.3%)
  Fort Howard Company*                                       22,500      622,969
  Paragon Trade Brands Incorporated*                          6,800      204,000
                                                                         826,969
Printing & Publishing (1.4%)
  Central Newspapers                                         13,200      577,500
  Pulitzer Publishing Company                                 7,700      357,087
                                                                         934,587
Railroads (1.0%)
  GATX Corporation                                           13,300      645,050

Real Estate (0.7%)
  Horizon Group, Incorporated                                24,600      488,925

Recreational Equipment (0.2%)
  Callaway Golf Company                                       3,500      100,625

Retail - Grocery (1.5%)
  Safeway, Incorporated*                                     22,400      957,600

Retail - Trade (3.8%)
  Claire's Stores, Incorporated                              42,400      551,200
  Daisytek International Corporation*                         4,100      168,100
  Ross Stores Incorporated                                   18,700      935,000
  Russ Berrie & Company, Incorporated                        17,500      315,000
  Tiffany & Company                                           2,000       73,250
  Zale  Corporation*                                         24,800      474,300
                                                                       2,516,850
Technology (0.3%)
  International Game Technology                              11,200      204,400




--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Concluded)

Description                                                  Shares        Value

COMMON STOCK (Continued)

Telecommunications (2.8%)
  Aliant Communications                                      10,400   $  176,800
  Cincinnati Bell Incorporated                                5,500      338,937
  DSP Communications, Incorporated*                          24,400      472,750
  Frontier Corporation                                       20,100      454,763
  Periphonics Company*                                        9,800      286,650
  Telephone & Data Systems, Incorporated                      3,600      130,500
                                                                       1,860,400
Tobacco (1.1%)
  Universal Corporation                                      21,700      697,112

Transportation (0.9%)
  Amerco*                                                     2,700       94,500
  Seacor Holdings, Incorporated*                              3,400      214,200
  Varlen Corporation                                         12,655      260,218
                                                                         568,918

          TOTAL COMMON STOCK (Identified Cost $53,770,697)            63,061,872

SHORT-TERM INVESTMENTS (4.5%)     Interest   Maturity    Principal
                                  Rate(1)      Date       Amount
United States Treasury Bills
  (Identified Cost $2,996,681)     5.32 %    01/09/97   $3,000,000     2,996,681

          TOTAL INVESTMENTS (100.0%) (Identified Cost $56,767,378)   $66,058,553
--------------------------------------
*  Non-income producing security.
(1)  Yield at time of purchase.

--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                             Schedule of Investments
                                December 31, 1996


Description                                                  Shares        Value

COMMON STOCK (92.0%)

Argentina (0.4%)
  Perez Comanc ADR                                           19,200   $  269,998

Australia (3.2%)
  Australian Gas & Light Company                              2,431       13,824
  Australia & New Zealand Bank                               81,000      510,173
  Memtec Limited ADR                                         19,800      650,925
  Westpac                                                   105,000      597,121
  Westfield Holdings                                         34,000      550,895
                                                                       2,322,938
Belgium (1.7%)
  Banque Bruxelles Lambert (BBL)                              2,800      593,241
  Barco N. V. (Barco Industries)                              3,700      638,322
                                                                       1,231,563
Brazil (1.7%)
  Lojas Arapua                                               52,600      971,924
  TV Filme Inc.*                                             23,300      297,075
                                                                       1,268,999
Chile (0.4%)
  Laboratorio Chile SA                                       19,200      316,800

Denmark (1.0%)
  Novo Nordisk B Ordinary                                     3,700      696,231

Finland (2.4%)
  Kemira OY 144A                                             39,000      490,778
  Nokia Corporation                                          13,000      749,125
  Raision Tehtaat                                             8,400      528,530
                                                                       1,768,433
France (6.0%)
  Cap Gemini*                                                13,500      651,533
  Cie Fin Paribas FF50 'A' Shares                             8,300      560,226
  Coflexip SA *                                              12,500      661,218
  Groupe AB ADR*                                             40,000      575,000
  Lagardere SCA                                              30,425      833,379
  Sidel                                                       9,200      631,769
  Union Des Assurances Fedfrf                                 4,000      492,427
                                                                       4,405,552
Germany (6.7%)
  BASF AG                                                    19,000      727,398
  Daimler Benz AG DEM5                                       10,000      684,572
  Deutsche Telecom AG*                                       40,000      833,166
  Deutsche Telecom AG ADR*                                    5,000      101,875
  Fresenius Medical ADR*                                     18,000      465,750
  Fresenius*                                                  2,600      523,000
  Gehe                                                        7,250      465,030
  SGL Carbon AG (2)                                           4,600      579,362
  Volkswagen AG                                               1,300      537,762
                                                                       4,917,915

--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

Description                                                  Shares        Value

COMMON STOCK (Continued)

Great Britain (10.7%)
  British Aerospace                                          49,000   $1,073,328
  British Airways                                            60,000      621,715
  Dixons Group                                               49,961      463,832
  Enterprise Oil                                             80,000      887,823
  Granada Group                                              22,000      324,343
  Kingfisher                                                 45,000      486,309
  Next, PLC                                                  53,000      514,716
  Pearson                                                    75,000      958,756
  Pizza Express                                              59,900      540,724
  Rolls Royce                                               140,000      616,924
  Siebe                                                         457        8,462
  Victrex                                                    61,000      280,285
  WPP Group                                                 245,000    1,064,942
                                                                       7,842,159
Hong Kong (5.9%)
  Cheung Kong, Limited                                       84,000      746,607
  Citic Pacific                                             100,000      580,479
  Guangdong Investments, Limited                          1,278,000    1,230,912
  Hong Kong & China Gas Warrants Expiring 9/30/97*           13,100        7,282
  Hong Kong & China Gas Company                             157,200      303,832
  HSBC Holdings                                              35,200      753,148
  Hutchison Whampoa                                          42,000      329,864
  Qingling Motors                                           663,000      366,429
                                                                       4,318,553
India (0.8%)
  Larsen & Toubro, Ltd.                                      10,000      145,000
  St Bank of India* (2)                                      15,000      260,550
  Tata Engineering ADR (2)                                   16,000      173,600
                                                                         579,150
Indonesia (0.6%)
  PT Telekomunikasi ADR                                       9,500      327,750
  PT Tigaraksa Satria                                        36,000       50,286
  PT Wicaksana O                                             37,000       42,286
                                                                         420,322
Ireland (1.2%)
  Saville System PL ADR*                                     22,800      926,250

Israel (0.5%)
  Gilat Satellite*                                           12,000      298,500
  Nice Sys Ltd ADR                                            4,400       79,200
                                                                         377,700
Italy (2.5%)
  CN Eni Spa                                                148,000      757,764
  Stet                                                      160,000      726,077
  Telecom Italia                                            139,400      361,221
                                                                       1,845,062

--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

Description                                                  Shares        Value

COMMON STOCK (Continued)

Japan (24.2%)
  Advantest                                                  14,000   $  654,950
  Bridgestone                                                43,000      815,025
  Canon                                                      36,000      794,004
  Daiichi Corporation                                        14,900      300,388
  Fuji Photo Film                                            21,000      691,134
  Fujikura                                                   85,000      679,590
  Futaba Industrial                                          13,000      216,163
  Hirose Electric                                            11,000      635,909
  Honda Motor Company                                        26,000      741,449
  Konami Company Limited                                     22,000      748,686
  Minebea Company                                            80,000      667,184
  NEC Corporation                                            80,000      964,935
  NGK Spark Plub Company                                     55,000      601,792
  Nichiei Company Limited                                    12,000      879,814
  Nintendo Company                                           15,000    1,071,336
  Promise Company                                            20,000      982,166
  Sharp                                                      35,000      497,545
  Shin Etsu Chem Company                                     34,000      618,075
  Sony Corporation                                           13,000      850,090
  TDK Corporation                                            15,000      975,704
  Takeda Chemical Ind                                        40,000      837,426
  Terumo Corporation                                         83,000    1,122,685
  Tokyo Electronics                                          15,000      458,775
  Toyota Motor                                               30,000      860,687
                                                                      17,665,512
Korea (0.5%)
  Korea Mobile Telecom Corporation ADR*                      28,325      364,684

Malaysia (2.0%)
  Hume Industries                                            28,000      176,282
  Jaya Tiasa Holdings                                        17,000       90,200
  Kian Joo Can                                               70,000      388,041
  Malayan Banking                                            23,000      254,998
  Metroplex BHD                                             175,000      214,808
  Oly Industries                                             27,300      286,457
                                                                       1,410,786

Mexico (1.4%)
  Gruma S.A                                                  43,300      262,923
  Grupo Iusacell SA DE CV*                                   14,200      108,275
  Tubos De Acero ADR*                                        41,700      661,988
                                                                       1,033,186




--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)
                            Description Shares Value

COMMON STOCK (Continued)

Netherlands (5.7%)
  ASM Lithography Holding*                                   15,000   $  748,380
  Aegon NV                                                    9,800      623,783
  Baan Company N                                             15,200      534,278
  Gucci Group ADR                                             7,600      485,450
  IHC Caland NV                                               8,200      467,898
  Ing Groep NV                                               18,000      647,266
  Internatio Muller NV                                        6,708      168,307
  OCE Van Der GR                                              4,038      437,945
                                                                       4,113,307
New Zealand (0.7%)
  Telecommunications Corporation of New Zealand*             96,000      489,714

Norway (2.3%)
  A/S Tomra Systems                                          35,000      545,387
  Petroleum Geo-Services*                                    16,000      624,000
  Schibsted ASA                                              27,000      496,838
                                                                       1,666,225
Philippines (0.1%)
  Filinvest Land                                            112,000       34,920

Portugal (1.0%)
  Portugal Telecom                                           23,200      660,509

Singapore (1.1%)
  Far East Levin                                             65,000      339,215
  Lindeteves Jacoberg*                                      425,000      398,014
  United Overseas Bank                                          280        3,123
                                                                         740,352
South Africa (0.6%)
  Liberty Life                                               11,118      278,684
  Western Areas                                              14,139      194,969
                                                                         473,653
Spain (0.7%)
  Telefonica De Espana                                       22,000      509,936

Sweden (1.4%)
  Autoliv AB                                                 12,000      525,481
  Sparbanken Sverige                                         30,000      514,058
                                                                       1,039,539
Switzerland (2.5%)
  Sandoz                                                        805      919,078
  Schweiz Rueckvers                                             400      425,703
  Societe Generale Survei Common                                200      490,050
                                                                       1,834,831
Taiwan (0.8%)
  ASE Test Ltd*                                              17,000      331,500
  China Steel Co - GDR                                       12,500      249,063
                                                                         580,563


--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Concluded)

Description                                                  Shares        Value

COMMON STOCK (Continued)

Thailand (0.3%)
  Thai Farmers Warrants*                                      3,125   $    2,956
  Tipco Asphalt                                              36,000      219,032
                                                                         221,988
USSR (0.3%)
  Oil Company Lukoil ADR                                      4,600      213,900

Venezuela (0.7%)
  Compania Anonima Telefonica*                                5,750      161,719
  Mavesa SA Sponsored ADR                                    46,155      309,049
                                                                         470,768

          TOTAL COMMON STOCK (Identified Cost $58,760,993)            67,031,998

                              Interest   Maturity    Principal
SHORT-TERM INVESTMENTS (8.0%) Rate(1)      Date       Amount

Commercial Paper
  American Express            6.55 %     01/02/97     $2,438,000       2,437,556
  Merrill Lynch               6.50 %     01/02/97      3,390,000       3,389,388

          TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,826,944)    5,826,944

          TOTAL INVESTMENTS (100.0%) (Identified Cost $64,587,937)   $72,858,942

-------------------------------

*  Non-income producting security.
(1) Yield at time of purchase.
(2) Represents a security under Rule 144A.


--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                       Intermediate Fixed-Income Portfolio
                             Schedule of Investments
                                December 31, 1996


                                         Interest  Maturity  Principal
Description                                Rate     Date     Amount       Value

COLLATERALIZED MORTGAGE OBLIGATIONS (3.3%)

Collateralized Mortgage Securities
  Corporation                            9.45 %   02/01/17   $621,491   $671,982
Ford Credit Auto Loan                    6.50 %   08/15/02    500,000    502,185
Ford Credit Grantor Trust                5.90 %   05/15/00    184,340    184,791
Standard Credit Card Master Trust,
  Series 1995-8A                         6.70 %   09/07/02    300,000    303,168

          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Identified Cost $1,671,002)                               1,662,126

CORPORATE BONDS (31.4%)

Consumer Goods (2.0%)
  Coca Cola Enterprises              6.70 %     10/15/36   1,000,000   1,008,512

Electric Utilities (4.1%)
  Big River Utility Company          10.70 %    09/15/17   1,000,000   1,084,153
  Israel Electric Corporation        7.25 %     12/15/06   1,000,000     995,068
                                                                       2,079,221
Financial (17.1%)
  Chem 96-2A                         5.98 %     09/15/08   2,000,000   1,897,960
  Countrywide Capital I Trups        8.00 %     12/15/26   1,000,000     997,662
  Federal Home Loan Mortgage Loan
    Corporation                      7.13 %     07/21/99     500,000     511,901
  Federal National Mortgage
    Association                      6.17 %     12/02/03     500,000     484,166
  GE Insurance                       7.00 %     02/15/26   1,500,000   1,442,658
  Credit National                    7.00 %     11/14/05   1,000,000     972,500
  Merrill Lynch Mortgage
    Investments                      8.15 %     07/15/17     100,000     104,889
  Midland Bank PLC                   6.12 %     09/29/49     200,000     177,000
  Standard Credit Card Master
    Trust Series                     8.63 %     01/07/02   1,000,000   1,000,590
  World Financial Network Credit
    Card Master Trust                6.70 %     02/15/04   1,000,000   1,012,000
                                                                       8,601,326
Industrial (2.0%)
  Bridgestone/Firestone Master
    Trust                            6.17 %     07/01/03   1,000,000     994,780

Telecommunications (6.2%)
  Bellsouth Telecommunications       7.00 %     12/01/95   1,000,000     954,290
  New England Telephone and
    Telegraph                        9.00 %     08/01/31   1,000,000   1,107,656
  U.S. West Communications           8.88 %     06/01/31   1,000,000   1,084,988
                                                                       3,146,934

     TOTAL CORPORATE BONDS (Identified Cost $15,650,772)              15,830,773


--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                       Intermediate Fixed-Income Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Concluded)

                                 Interest  Maturity  Principal
Description                      Rate(1)     Date     Amount          Value


U.S. GOVERNMENT AND AGENCY SECURITIES (65.3%)

U.S. Treasury Bonds (29.6%)
  United States Treasury Bond         6.38% 03/31/01    $4,800,000    $4,831,502
  United States Treasury Bond        10.75% 05/15/03     3,800,000     4,675,189
  United States Treasury Bond        12.38% 05/15/04       210,000       283,106
  United States Treasury Bond        14.00% 11/15/11       500,000       768,907
  United States Treasury Bond        12.50% 08/15/14       250,000       373,750
  United States Treasury Bond        11.25% 02/15/15       535,000       789,961
  United States Treasury Bond         8.50% 02/15/20       808,000       969,600
  United States Treasury Bond         8.75% 08/15/20     1,800,000     2,216,250
                                                                      14,908,265
U.S. Treasury Notes (34.8%)
  United States Treasury Note         5.63% 10/31/97     3,020,000     3,013,395
  United States Treasury Note         6.13% 03/31/98       465,000       466,017
  United States Treasury Note         5.13% 06/30/98     1,420,000     1,404,470
  United States Treasury Note         7.13% 09/30/99     5,675,000     5,829,292
  United States Treasury Note         7.50% 10/31/99     1,000,000     1,037,188
  United States Treasury Note         7.75% 12/31/99       770,000       805,131
  United States Treasury Note         6.25% 02/15/03     4,000,000     3,996,252
  United States Treasury Note         6.50% 10/15/06     1,000,000     1,005,625
                                                                      17,557,370
Federal Home Loan Mortgage
Corporation (FHLMC) (0.9%)
FHLMC                                 5.78% 10/22/03       500,000       474,383

          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
            (Identified Cost $32,514,028)                             32,940,018

          TOTAL INVESTMENTS (100.0%) (Identified Cost $49,835,802)   $50,432,917
--------------------------------------

(1) Yield at time of purchase.


--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                    Short-Intermediate Fixed-Income Portfolio
                             Schedule of Investments
                                December 31, 1996


                                       Interest  Maturity   Principal
Description                            Rate      Date       Amount       Value

CORPORATE BONDS (8.5%)

Banks (0.6%)
  Norwest Corporation                    9.250%   05/01/97   $210,000   $212,359

Consumer Goods (0.8%)
  Anheuser Busch Companies               8.750%   12/01/99    270,000    286,285

Electric Utilities (1.2%)
  Consolidated Edison Corporation        5.700%   10/01/98    225,000    223,142
  Southern California Edison Company     5.450%   06/15/98    200,000    197,962
                                                                         421,104
Financial (2.5%)
  African Development Bank              10.000%   11/01/97    100,000    103,395
  American General Finance Corporation   7.150%   05/15/97    100,000    100,535
  Asian Development Bank                10.750%   06/01/97    100,000    102,014
  Beneficial Corporation                 9.125%   02/15/98    300,000    309,747
  Export-Import Bank of Japan           10.125%   10/28/97    100,000    103,435
  Mellon Financial Company               6.500%   12/01/97    200,000    200,996
                                                                         920,122
Industrial (1.9%)
  Baxter International Incorporated      9.250%   12/15/99    200,000    214,771
  Chrysler Buildings Corporation         9.125%   05/01/99    250,000    262,947
  Waste Management Incorporated          6.380%   07/01/97    200,000    200,715
                                                                         678,433
Oil (1.2%)
  Shell Oil Corporation                  6.625%   07/01/99    250,000    252,133
  Texaco Capital Corporation             9.000%   11/15/97    200,000    205,325
                                                                         457,458
Telecommunications (0.3%)
  GTE California Incorporated            6.250%   01/15/98     95,000     95,327

          TOTAL CORPORATE BONDS (Identified Cost $3,079,814)           3,071,088

FOREIGN GOVERNMENT ISSUES (1.8%)

Canadian Issues (0.8%)
  Province of Manitoba,
  Series CJ                              9.500%   10/01/00    300,000    330,261

United Nations Issues (1.0%)
  International Bank for
  Reconstruction and Development         9.875%   10/01/97    300,000    308,920

          TOTAL FOREIGN GOVERNMENT ISSUES (Identified Cost $642,918)     639,181

                    Short-Intermediate Fixed-Income Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

                                Interest    Maturity   Principal
Description                     Rate        Date        Amount            Value

U.S. GOVERNMENT AND AGENCY SECURITIES (89.7%)

U.S. Treasury Bonds (9.2%)
  United States Treasury Bond     6.750%   05/31/99   $ 1,000,000   $ 1,016,875
  United States Treasury Bond     6.875%   07/31/99     1,000,000     1,020,313
  United States Treasury Bond     6.375%   03/31/01     1,285,000     1,293,433
                                                                      3,330,621
U.S. Treasury Notes (73.5%)
  United States Treasury Note     8.500%   05/15/97       100,000       101,000
  United States Treasury Note     8.125%   02/15/98       400,000       409,125
  United States Treasury Note     5.125%   04/30/98       400,000       395,875
  United States Treasury Note     9.000%   05/15/98       300,000       311,907
  United States Treasury Note     5.375%   05/31/98     3,700,000     3,672,250
  United States Treasury Note     8.250%   07/15/98     1,275,000     1,318,031
  United States Treasury Note     5.875%   08/15/98       400,000       399,500
  United States Treasury Note     4.750%   08/31/98     2,000,000     1,963,126
  United States Treasury Note     5.500%   11/15/98     4,400,000     4,367,000
  United States Treasury Note     6.000%   08/15/99       150,000       149,953
  United States Treasury Note     8.000%   08/15/99     1,970,000     2,062,960
  United States Treasury Note     6.000%   10/15/99       565,000       565,000
  United States Treasury Note     5.875%   11/15/99       565,000       562,705
  United States Treasury Note     7.750%   01/31/00       700,000       732,594
  United States Treasury Note     7.125%   02/29/00     3,000,000     3,088,125
  United States Treasury Note     5.750%   10/31/00     1,590,000     1,569,131
  United States Treasury Note     5.625%   11/30/00     1,000,000       981,875
  United States Treasury Note     5.625%   02/28/01       500,000       490,157
  United States Treasury Note     6.250%   04/30/01     1,000,000     1,002,188
  United States Treasury Note     6.625%   06/30/01     1,000,000     1,015,938
  United States Treasury Note     7.500%   11/15/01     1,400,000     1,473,938
                                                                     26,632,378
U.S. Treasury Bills (2.4%)
  United States Treasury Bill     5.070%   04/10/97        25,000        24,656
  United States Treasury Bill     5.100%   04/17/97       862,000       849,358
                                                                        874,014
Government National Mortgage
Association (GNMA) (0.8%)
  GNMA                            7.000%   02/15/08       293,064       295,436

Federal Home Loan Mortgage
 Corporation (FHLMC) (3.8%)
  FHLMC                           8.500%   02/01/06         7,940         8,269
  FHLMC                           8.500%   08/01/06       175,966       183,266
  FHLMC                           8.500%   08/01/06         9,516         9,911
  FHLMC                           8.500%   01/01/08       323,584       329,188

--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                    Short-Intermediate Fixed-Income Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Concluded)

                                 Interest  Maturity      Principal
Description                       Rate      Date          Amount         Value

U.S. GOVERNMENT AND AGENCY SECURITIES (Continued)

Federal Home Loan Mortgage Corporation (FHLMC) (Continued)
FHLMC                             7.500%   03/25/97   $   30,472   $     30,415
FHLMC                             7.000%   11/01/07       91,450         91,887
FHLMC                             7.000%   12/01/08      251,486        252,767
FHLMC                             7.000%   07/01/11      482,388        482,021
                                                                      1,387,724
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
            (Identified Cost $32,530,627)                            32,520,173

          TOTAL INVESTMENTS (100.0%) (Identified Cost $36,253,359)  $36,230,442

--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                          Mortgage Securities Portfolio
                             Schedule of Investments
                                December 31, 1996


                                   Interest  Maturity   Principal
Description                        Rate      Date        Amount         Value

COMMERCIAL MORTGAGE-BACKED SECURITIES  (6.9%)

Green Tree Home Improvement
   Loan Trust-GTHIL 1994-D(1)       9.050%   01/15/15   $1,000,000   $1,083,125
Merrill Lynch Mortgage Investors,
   Incorporated-MLMI 1992-B         7.850%   04/15/12      182,224      185,721
Paine Webber Mortgage Acceptance
   Corporation 1995-M1A             6.700%   01/15/07    1,000,000      998,210
Rural Housing Trust 1987-1 -
   Rural 2C                         6.830%   04/01/26    1,076,858    1,078,541
Small Business Administration
   Participation Certificates       7.200%   09/01/16    1,250,000    1,290,625
Small Business Administration
   Participation Certificates       7.200%   10/01/16      600,000      603,562
Structured Asset Securities
   Corporation                      6.525%   02/25/28      849,656      830,123

          TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
            (Identified Cost $6,026,642)                              6,069,907

U.S. GOVERNMENT AND AGENCY BONDS (78.5%)

U.S. Treasury Notes (1.1%)
  United States Treasury Note        6.500%  10/15/06    1,000,000    1,005,625


Government National Mortgage
Association (GNMA) (41.8%)
  GNMA 30 Year TBA                  7.500 %   01/21/97   15,000,000   15,009,375
  GNMA Pool 000571                  8.200 %   05/15/13       46,987       48,010
  GNMA Pool 000572                  8.200 %   06/15/12       35,919       36,705
  GNMA Pool 346746                  7.000 %   09/15/23      593,535      583,326
  GNMA Pool 350479                  7.000 %   05/15/23       29,558       29,050
  GNMA Pool 352001                  6.500 %   12/15/23      490,917      471,305
  GNMA Pool 355616                  7.500 %   05/15/23    3,358,986    3,373,698
  GNMA Pool 357333                  7.000 %   09/15/23       77,745       76,408
  GNMA Pool 358578                  7.000 %   06/15/23       72,833       71,580
  GNMA Pool 366002                  8.500 %   08/15/26    1,002,760    1,038,484
  GNMA Pool 410341                  8.500 %   05/15/26       91,675       94,941
  GNMA Pool 412636                  8.500 %   07/15/26      590,563      611,602
  GNMA Pool 415347                  8.500 %   08/15/26      469,891      486,631
  GNMA Pool 415503                  8.500 %   08/15/26      484,795      502,065
  GNMA Pool 420082                  8.500 %   08/15/26      812,737      841,691
  GNMA Pool 422073                  8.000 %   12/15/26      920,730      939,145
  GNMA Pool 423287                  8.000 %   02/15/26       45,469       46,379
  GNMA Pool 423700                  8.000 %   12/01/26       43,799       44,675


(1) Security has been segregated with the custodian to cover margin requirements for the following open future contracts at December 31, 1996:
                                                                      Unrealized
                                                                   Appreciation/
                    Type                 Expiration   Contracts   (Depreciation)

           March 5 Year Note Future        03/21/97       25          $ (9,897)
           March 10 Year Note Future       03/21/97       50           (11,200)
           March 30 Year Note Future       03/21/97       30            16,718



--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                          Mortgage Securities Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

                                  Interest   Maturity    Principal
Description                       Rate       Date         Amount           Value

U.S. GOVERNMENT AND AGENCY BONDS (Continued)

Government National Mortgage
Association (GNMA) (Continued)
  GNMA Pool 423962                8.500 %   08/15/26   $   488,653   $   506,061
  GNMA Pool 424761                8.500 %   08/15/26       493,812       511,404
  GNMA Pool 426659                8.500 %   08/15/26        46,909        48,580
  GNMA Pool 427080                8.500 %   09/01/26       508,985       527,117
  GNMA Pool 427329                8.500 %   06/15/26       333,736       345,625
  GNMA Pool 428542                8.500 %   08/15/26       272,734       282,450
  GNMA Pool 429144                8.500 %   06/15/26       375,839       389,229
  GNMA Pool 430373                8.500 %   07/15/26       384,081       397,764
  GNMA Pool 430989                8.500 %   07/15/26        90,487        93,711
  GNMA Pool 431959                8.500 %   08/15/26       980,473     1,015,402
  GNMA Pool 432755                8.500 %   07/15/26       414,183       428,939
  GNMA Pool 432874                8.500 %   06/15/26       412,723       427,426
  GNMA Pool 432903                8.500 %   07/15/26       557,282       577,136
  GNMA Pool 433172                8.500 %   08/15/26       463,669       480,187
  GNMA Pool 435133                8.500 %   08/15/26        75,525        78,215
  GNMA Pool 435641                8.500 %   08/15/26       999,627     1,035,239
  GNMA Pool 435643                8.500 %   08/15/26       379,000       392,502
  GNMA Pool 437534                8.500 %   08/15/26       565,548       585,696
  GNMA Pool 437541                8.500 %   08/15/26        39,451        40,895
  GNMA Pool 438226                8.500 %   07/15/26        35,734        37,043
  GNMA Pool 438965                8.500 %   08/15/26       454,944       471,604
  GNMA Pool 171468                8.000 %   08/15/16       215,304       223,056
  GNMA Pool 175724                8.000 %   08/15/16       177,515       183,905
  GNMA Pool 178457                8.000 %   03/15/17       150,412       155,817
  GNMA Pool 206448                7.500 %   02/15/17       264,416       268,033
  GNMA Pool 206767                8.000 %   04/15/17        89,863        93,093
  GNMA Pool 210594                7.500 %   06/15/17       335,558       340,148
  GNMA Pool 215797                7.500 %   06/15/17       238,159       241,417
  GNMA Pool 317527                8.000 %   02/15/22       489,835       503,394
  GNMA Pool 337339                7.000 %   07/15/23       814,195       800,191
  GNMA Pool 339659                7.000 %   07/15/23       255,903       251,502
  GNMA 30 Year TBA                7.250 %   12/15/26       658,450       656,804
                                                                      36,694,655
--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                          Mortgage Securities Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Continued)

                                   Interest   Maturity    Principal
Description                        Rate       Date        Amount          Value

U.S. GOVERNMENT AND AGENCY BONDS (Continued)


Corporation (FHLMC) (32.0%)
Federal Home Loan Mortgage
  Community Program Loan Trust -
       1987-A A4                    4.500 %   10/01/18   $1,800,000   $1,539,990
  Federal Housing Authority -
       Blair Project               10.875 %   08/01/28      155,839      165,238
  FHA GMAC Project                  7.430 %   02/01/20      695,167      702,079
  FGLMC - D71056                    7.500 %   05/01/26      736,493      737,612
  FGLMC - D71143                    7.000 %   05/01/26      596,825      587,628
  FGLMC - D71945                    7.500 %   06/01/26    1,004,617    1,006,636
  FGLMC - D72386                    7.500 %   06/01/26       78,934       79,054
  FGLMC - D72443                    7.500 %   06/01/26          278          278
  FHLMC - D73468                    8.000 %   08/01/26    3,500,001    3,569,125
  FHLMC - D76563                    7.000 %   12/01/26      329,000      322,920
  FGLMC - D63271                    7.000 %   09/01/25      223,489      219,428
  FGLMC - D64731                    7.000 %   10/01/25      953,880      939,181
  FGLMC - D65112                    7.000 %   11/01/25      479,103      470,397
  FGLMC - D65259                    7.000 %   11/01/25      208,514      204,725
  FGLMC - D65424                    7.000 %   11/01/25      551,686      541,662
  FGLMC - D65828                    7.000 %   12/01/25      635,303      623,760
  FGLMC - D06340                    7.000 %   12/01/25      387,432      380,393
  FGLMC - D66349                    7.000 %   12/01/25      166,809      163,778
  FGLMC - D66459                    7.000 %   12/01/25      524,629      515,097
  FGLMC - D66671                    7.000 %   12/01/25      224,431      220,353
  FGLMC - D67991                    7.000 %   02/01/26    1,978,073    1,954,494
  FHLMC - E61175                    6.500 %   08/01/10      220,793      217,216
  FHLMC - E61205                    6.500 %   09/01/10       44,192       43,477
  FHLMC - E61287                    6.500 %   09/01/10       92,626       91,125
  FHLMC - E61583                    6.500 %   10/01/10      468,084      460,501
  FHLMC - E61633                    6.500 %   11/01/10      394,956      388,557
  FHLMC - E61643                    6.500 %   10/01/10      458,824      451,391
  FHLMC - E62414                    6.500 %   01/01/11      466,409      458,853
  FHLMC - E62838                    6.500 %   01/01/11      301,037      296,160
  FHLMC - E63081                    6.500 %   02/01/11      406,270      399,689
  FHLMC - E63109                    6.500 %   03/01/11       94,141       92,501
  FHLMC - E63322                    6.500 %   03/01/11      197,680      194,236
  FHLMC - E63465                    6.500 %   03/01/11       90,992       89,407
  FHLMC - E63553                    6.500 %   03/01/11       95,709       94,159
  FHLMC - E63648                    6.500 %   04/01/11       70,706       69,475
  FHLMC - E63760                    6.500 %   04/01/11       47,269       46,445
  FHLMC - E63833                    6.500 %   04/01/11      402,976      395,956
  FHLMC - E63846                    6.500 %   04/01/11      346,325      340,715
  FHLMC - E63924                    6.500 %   04/01/11      381,109      374,935
  FHLMC - E63930                    6.500 %   04/01/11      158,387      155,628


--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                          Mortgage Securities Portfolio
                             Schedule of Investments
                                December 31, 1996
                                   (Concluded)

                                   Interest   Maturity    Principal
Description                        Rate        Date        Amount          Value

U.S. GOVERNMENT AND AGENCY BONDS (Continued)

Federal Home Loan Mortgage
Corporation (FHLMC) (Continued)
  FGLMC - C00262                  7.000 %   10/01/23   $ 3,120,573   $ 3,075,512
  FGLMC - C00418                  7.000 %   08/01/25       127,106       124,796
  FHLMC - E00397                  6.500 %   10/01/10       273,779       269,343
  FHLMC - A00892                  9.000 %   09/01/18       490,696       524,637
  FGLMC - A01598                  7.000 %   05/01/16       395,987       399,455
  FHLMC - C80335                  7.000 %   08/01/25       330,465       324,460
  FGLMC - D80357                  7.000 %   11/01/25       120,193       118,009
  FHLMC - E20190                  6.500 %   08/01/10       476,045       468,333
  FHLMC - E20193                  6.500 %   09/01/10       461,772       454,292
  FHLMC - 230105                  8.750 %   12/01/14        40,549        42,470
  FHARM FH30 - 420167             6.069 %   06/01/20       977,652       972,324
  FHARM FH30 - 390153             6.069 %   11/01/18       563,680       560,552
  FHARM FH30 - 390155             6.069 %   12/01/18       315,328       313,594
  FHARM FH30 - 390177             6.069 %   02/01/19        99,412        98,865
  FLGMC - D54041                  7.000 %   06/01/24       698,574       687,809
                                                                     -----------
                                                                      28,038,705
Federal National Mortgage
Association (FNMA) (3.6%)
  FNMA - 50726                    7.000 %   05/01/23       682,250       670,502
  FNMA - 50930                    7.000 %   01/01/23       982,149       965,236
  FNMA - 286529                   8.250 %   04/01/01       588,268       603,986
  FNMA - 303751                   8.000 %   10/01/09       465,479       480,998
  FNMA - 303752                   8.000 %   05/01/22       285,422       295,189
  GMAC Mortgage Securities
  Incorporated                    8.950 %   08/20/17       120,908       120,532
                                                                     -----------
                                                                       3,136,443

          TOTAL U.S. GOVERNMENT AND
          AGENCY BONDS (Idenified Cost $68,416,619)                   68,875,428

SHORT-TERM INVESTMENTS (14.6%)
  Federal Home Loan Bank Discount Note
    (Identified Cost $12,798,222) 5.260 %  01/02/97     12,800,000    12,798,222


          TOTAL INVESTMENTS (100.0%) (Identified Cost $87,241,483)   $87,743,557

--------------------------------------------------------------------------------
See notes to financial statements.

                              ACCESSOR FUNDS, INC.
                         U.S. Government Money Portfolio
                             Schedule of Investments
                                December 31, 1996


                                   Interest  Maturity    Principal
Description                        Date        Date        Amount          Value

U.S. GOVERNMENT AND AGENCY BONDS (87.0%)

U.S. Treasury Bills (25.8%)
  United States Treasury Bill        4.74 %   01/09/97   $2,000,000   $1,997,631
  United States Treasury Bill        4.90 %   01/16/97    5,000,000    4,989,145
  United States Treasury Bill        5.27 %   03/13/97    5,000,000    4,947,835
  United States Treasury Bill        5.54 %   05/29/97    2,000,000    1,955,189
  United States Treasury Bill        5.57 %   06/26/97    2,000,000    1,946,662
                                                                      ----------
                                                                      15,836,462
Federal Home Loan Mortgage
Corporation (FHLMC) (20.9%)
  FHLMC, Discount Note               5.15 %   03/21/97    5,000,000    4,884,840
  FHLMC, Discount Note               5.16 %   01/29/97    5,000,000    4,979,934
  Federal Home Loan Bank Discount    5.36 %   02/10/97    3,000,000    2,982,133
                                                                       ---------
                                                                      12,846,907
Federal National Mortgage
Association (FNMA) (40.3%)
  FNMA, Discount Note               5.32 %    03/21/97    5,000,000    4,941,628
  FNMA, Discount Note               5.20 %    04/07/97    5,000,000    4,930,667
  FNMA, Discount Note               5.20 %    04/16/97    5,000,000    4,924,166
  FNMA, Discount Note               5.16 %    05/09/97    5,000,000    4,908,267
  FNMA, Discount Note               5.19 %    02/04/97    5,000,000    4,975,491
                                                                       ---------
                                                                      24,680,219

          TOTAL U.S. GOVERNMENT AND AGENCY BONDS                      53,363,588
            (Identified Cost $53,363,588)

CASH EQUIVALENTS (13.0%)

Repurchase Agreements
  Fifth Third Bank Repurchase
  Agreement, (collateralized
  by 7,807,000 U.S. Treasury
  Notes, 7.50%, 10/31/99,
  market value $8,139,969)             5.55 %   01/02/97   7,964,000   7,964,000
                                                                       ---------

          TOTAL INVESTMENTS (100.0%) (Identified Cost $61,327,588)   $61,327,588


--------------------------------------------------------------------------------
See notes to financial statements.

ACCESSOR FUNDS, INC

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                                   INTER-                     SHORT-                    U.S.
                                           VALUE AND   SMALL TO    NATIONAL     INTERMEDIATE  INTERMEDIAT  MORTGAGE     GOVERNMENT
                              GROWTH       INCOME      MID CAP     EQUITY       FIXED-INCOME  FIXED-INCOME SECURITIES   MONEY
                              PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
ASSETS:
 Investments, at value(1)
     (Note A)                $61,212,026  $35,739,814 $66,058,553  $72,858,942  $50,432,917  $36,230,442   $87,743,557  $53,363,588
 Repurchase agreements,
     at cost                        --        597,021        --           --           --           --            --      7,964,000
                             -----------  ----------- -----------  -----------  -----------  -----------   -----------  -----------
                              61,212,026   36,336,835  66,058,553   72,858,942   50,432,917   36,230,442    87,743,557   61,327,588

 Cash                               --           --          --           --        401,846        3,113        33,514         --
 Foreign currencies,
     at value (Note A)              --           --          --        826,549         --           --            --           --
 Receivable for investments
     sold                           --           --          --      2,517,213         --           --          43,167         --
 Receivable for portfolio
     shares sold                  35,053       54,154      69,575       24,448      703,583        4,913       682,299      400,192
 Dividends and interest
     receivable                  125,155       58,095      74,015      101,443      796,673      519,630       699,414        1,228
 Deferred organizational and
     prepaid expenses             12,190       11,906      12,052       40,805        3,920        3,386         5,841        4,332
                             -----------  ----------- -----------  -----------  -----------  -----------   -----------  -----------

         TOTAL ASSETS         61,384,424   36,460,990  66,214,195   76,369,400   52,338,939   36,761,484    89,207,792    61,733,340
                              ===========  =========== ===========  ===========  ===========  ===========   ===========  ===========
LIABILITIES:
  Cash overdraft                 684,606         --       556,843       10,104         --           --            --            918
  Distributions payable             --           --          --           --           --           --            --          9,179
  Payable for investments
     purchased                      --           --          --      3,141,244         --           --      15,159,969         --
  Payable for portfolio
     shares repurchased            2,576       11,386      71,456        1,963       19,680         --          16,897        1,900
  Payable due to Bennington
     (Note B)                     23,299       14,206      32,768       29,966       15,765       11,119        22,459       13,591
  Money Manager fee payable
     (Note B)                     48,003       24,376      31,467       73,785       19,584       15,904        40,300         --
  Accrued expenses and other
     liabilities                  40,166       44,048      42,825       92,958       36,175       33,942       105,779       35,822
                             -----------  ----------- -----------  -----------  -----------  -----------   -----------  -----------

          TOTAL LIABILITIES      798,650       94,016     735,359    3,350,020       91,204       60,965    15,345,404       61,410
                             -----------  ----------- -----------  -----------  -----------  -----------   -----------  -----------

          NET ASSETS         $60,585,774  $36,366,974 $65,478,836  $73,019,380  $52,247,735  $36,700,519   $73,862,388  $61,671,930
                             ===========  =========== ===========  ===========  ===========  ===========   ===========  ===========

NET ASSETS CONSIST OF:
  Capital paid-in            $48,379,425  $29,133,202 $53,662,157  $64,648,612  $53,078,795   $36,777,468  $73,768,125  $61,671,743
 Net unrealized appreciation
    (depreciation) of invest-
    ments, receivables, pay-
    ables, futures contracts  11,034,548    6,792,635   9,291,175    8,262,869      597,115      (22,917)      497,695         --
 Undistributed net investment
    income                         --           --          --           --             150          565          --           --
 Accumulated net realized gain
    (loss) on investments,
    future contracts, and
    foreign currencies         1,171,801      441,137   2,525,504         --     (1,428,325)     (54,597)     (403,432)         187
 Accumulated distributions in
    excess of realized gain
    on investments, future
    contracts, and foreign
    currencies                     --           --          --         107,899         --           --            --           --
                             -----------  ----------- -----------  -----------  -----------  -----------   -----------  -----------

         NET ASSETS          $60,585,774  $36,366,974 $65,478,836  $73,019,380  $52,247,735  $36,700,519   $73,862,388  $61,671,930
                             ===========  =========== ===========  ===========  ===========  ===========   ===========  ===========


Total shares outstanding at
    end of year                3,105,644    2,048,702   3,479,886    5,281,501    4,388,744    3,017,500     6,037,920   61,671,797

Net asset value, offering price
    and redemption price per
    share                    $     19.51  $     17.75 $     18.82  $     13.83  $     11.90  $     12.16   $     12.23  $      1.00
                             ===========  =========== ===========  ===========  ===========  ===========   ===========  ===========

(1) Investments at cost      $50,177,478  $28,947,179 $56,767,378  $64,587,937  $49,835,802  $36,253,359   $87,241,483  $53,363,588


ACCESSOR FUNDS, INC

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                       Inter-                   Short-                    U.S.
                                                 Value and  Small to   national    Intermediate Intermediate  Mortgage    Government
                                    Growth       Income     Mid Cap    Equity      Fixed-Income Fixed-Income  Securities  Money
                                    Portfolio    Portfolio  Portfolio  Portfolio   Portfolio    Portfolio     Portfolio   Portfolio
INVESTMENT INCOME:
  Dividends (net of foreign
     withholding taxes of $7,398
     for International Equity
     Portfolio)                     $ 1,231,573 $  770,119  $   823,466 $   626,833  $     --   $     --    $   --       $     --
  Interest                                8,822     50,011       62,851      76,062   3,131,093   2,054,055   4,416,658   2,605,753
                                      ---------    -------      -------     -------   ---------   ---------   ---------   ---------

          TOTAL INVESTMENT INCOME     1,240,395    820,130      886,317     702,895   3,131,093   2,054,055   4,416,658   2,605,753

EXPENSES:
  Management fees (Note B)              266,304    139,463      344,080     305,524     168,696     127,117     226,073     122,068
  Money Manager fees (Note B)           188,312     78,232      114,693     204,067      70,290      52,966     144,435        --
  Transfer agent and administration
     fees (Note B)                       71,198     41,055       68,977      66,815      56,981      42,994      75,564      60,098
  Sub-Administration and fund
     accounting (Note B)                 62,312     47,217       64,115      89,465      44,795      39,686      62,638      40,872
  Legal fees                             17,333     17,325       16,848      17,334      17,016      17,015      17,334      17,015
  Audit fees                             13,588     13,588       13,522      16,572      13,524      13,524      13,589      10,564
  Custodian fees                         13,899      9,091       19,069     102,858       8,114       5,210      21,597       7,358
  Amortization of deferred
     organizational expenses             13,908     13,908       13,908      13,908      13,908      13,908      13,908      13,908
  Registration fees                       9,690      8,853        9,888      17,151      12,265       7,257      13,141       9,716
  Other                                  10,664      6,954        8,447      11,466       8,051       8,982       8,863       7,986
                                      ---------    -------      -------     -------   ---------   ---------   ---------   ---------

          TOTAL EXPENSES                667,208    375,686      673,547     845,160     413,640     328,659     597,142     289,585
                                      ---------    -------      -------     -------   ---------   ---------   ---------   ---------

NET INVESTMENT INCOME (LOSS)            573,187    444,444      212,770    (142,265)  2,717,453   1,725,396   3,819,516   2,316,168

REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
  Investments                         5,420,155  3,016,614   10,180,396   2,243,683     (25,218)    (22,539)   (257,919)      1,002
  Foreign exchange                         --         --           --      (122,396)       --          --          --          --
Change in unrealized appreciation
  (depreciation) of investments       5,099,753  3,381,302    2,643,375   4,841,101  (1,128,675)   (432,765)   (470,734)       --
                                      ---------    -------      -------     -------   ---------   ---------   ---------   ---------

NET REALIZED AND UNREALIZED (GAIN)
     LOSS ON INVESTMENTS             10,519,908  6,397,916   12,823,771   6,962,388  (1,153,893)   (455,304)   (728,653)      1,002
                                      ---------    -------      -------     -------   ---------   ---------   ---------   ---------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS      $11,093,095 $6,842,360  $13,036,541 $ 6,820,123 $ 1,563,560  $1,270,092  $3,090,863  $2,317,170
                                    =========== ==========  =========== =========== ===========  ==========  ==========  ==========


--------------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Growth Portfolio               Value and Income Portfolio
                                                              Year Ended December 31,           Year Ended December 31,
                                                              -----------------------           -----------------------
INCREASE (DECREASE) IN NET ASSETS:                                 1996             1995             1996             1995
From operations:
  Net investment income                                       $    573,187     $    307,706     $    444,444     $    507,888
  Net realized gain on:
    Investments                                                  5,420,155        3,836,189        3,016,614        2,301,849
    Futures contracts                                                 --               --               --             30,324
  Change in unrealized appreciation of investments               5,099,753        4,799,659        3,381,302        3,727,015
                                                              ------------     ------------     ------------     ------------

Net increase in net assets resulting from operations            11,093,095        8,943,554        6,842,360        6,567,076

Distributions from:
  Net investment income                                           (574,634)        (307,706)        (444,511)        (507,888)
  Net realized gain on investments                              (5,346,233)      (2,871,763)      (3,236,898)      (1,565,864)
                                                              ------------     ------------     ------------     ------------

Total distributions                                             (5,920,867)      (3,179,469)      (3,681,409)      (2,073,752)

Capital share transactions:
  Proceeds from subscriptions                                   23,578,680       27,203,646       14,623,144        6,827,525
  Reinvestment of distributions                                  5,043,940        2,653,515        2,836,151        1,570,011
  Cost of redemptions                                          (21,740,654)     (10,623,668)      (9,168,157)      (7,975,274)
                                                              ------------     ------------     ------------     ------------

Net increase resulting from capital share transactions           6,881,966       19,233,493        8,291,138          422,262

Total increase in net assets                                    12,054,194       24,997,578       11,452,089        4,915,586

Net assets:
  Beginning of year                                             48,531,580       23,534,002       24,914,885       19,999,299
                                                              ------------     ------------     ------------     ------------

  End of year                                                 $ 60,585,774     $ 48,531,580     $ 36,366,974     $ 24,914,885
                                                              ============     ============     ============     ============



--------------------------------------------------------------------------------
See notes to financial statements.

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 Small to Mid Cap Portfolio         International Equity Portfolio
                                                                 Year Ended December 31,            Year Ended December 31,
                                                                 ---------------------------        ------------------------------

INCREASE (DECREASE) IN NET ASSETS:                                   1996            1995               1996               1995
From operations:
  Net investment income (loss)                                  $    212,770     $    150,268     $   (142,265)    $     22,344
  Net realized gain (loss) on:
    Investments                                                   10,180,396        4,030,491        2,243,683          266,556
    Foreign exchange                                                    --               --           (122,396)        (476,765)
  Change in unrealized appreciation (depreciation) of:
    Investments                                                    2,643,375        6,425,559        4,841,101        3,521,462
    Forward foreign currency contracts                                  --               --               --               (746)
                                                                  ----------       ----------        ---------        ---------
Net increase in net assets resulting from operations              13,036,541       10,606,318        6,820,123        3,332,851


Distributions from:
  Net investment income                                             (218,589)        (150,268)            --               --
  Net realized gain on investments                                (9,374,655)      (2,415,058)      (2,243,683)            --
  Excess of net realized gain on investments                            --               --           (107,899)            --
                                                                  ----------       ----------        ---------        ---------

Total distributions                                               (9,593,244)      (2,565,326)      (2,351,582)            --

Capital share transactions:
  Proceeds from subscriptions                                     13,443,968       21,782,374       33,602,525       31,331,892
  Reinvestment of distributions                                    8,335,548        2,265,982        1,952,680             --
  Cost of redemptions                                             (9,546,683)      (6,435,025)      (6,106,841)      (3,128,393)
                                                                ------------     ------------     ------------     ------------

Net increase resulting from capital share transactions            12,232,833       17,613,331       29,448,364       28,203,499

Total increase in net assets                                      15,676,130       25,654,323       33,916,905       31,536,350

Net assets:
  Beginning of year                                               49,802,706       24,148,383       39,102,475        7,566,125
                                                                ------------     ------------     ------------     ------------

  End of year                                                   $ 65,478,836     $ 49,802,706     $ 73,019,380     $ 39,102,475
                                                                ============     ============     ============     ============

--------------------------------------------------------------------------------
See notes to financial statements.

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Intermediate                        Short-Intermediate
                                                            Fixed-Income Portfolio                 Fixed-Income Portfolio
                                                            Year Ended December 31,                Year Ended December 31,
                                                            -----------------------                -----------------------

INCREASE (DECREASE) IN NET ASSETS:                                1996            1995            1996            1995
From operations:
  Net investment income                                   $  2,717,453    $  2,092,270    $  1,725,396    $  1,671,184
  Net realized gain (loss) on investments                      (25,218)        587,921         (22,539)         89,697
  Change in unrealized appreciation
     (depreciation) of investments                           (1,128,675)      3,035,121        (432,765)      1,846,672
                                                             ----------       ---------        --------       ---------

Net increase in net assets resulting from operations         1,563,560       5,715,312       1,270,092       3,607,553

Distributions from net investment income                    (2,717,303)     (2,090,907)     (1,724,831)     (1,666,884)

Capital share transactions:
  Proceeds from subscriptions                               25,071,653      10,651,275       4,487,350       5,214,680
  Reinvestment of distributions                                753,737         552,315         202,949         199,563
  Cost of redemptions                                       (9,302,173)     (9,354,668)     (2,807,002)     (4,315,632)
                                                            ----------      ----------      ----------      ----------

Net increase resulting from capital share transactions      16,523,217       1,848,922       1,883,297       1,098,611

Total increase in net assets
                                                            15,369,474       5,473,327       1,428,558       3,039,280
Net assets:
  Beginning of year                                         36,878,261      31,404,934      35,271,961      32,232,681
                                                            ----------      ----------      ----------      ----------
  End of year                                             $ 52,247,735    $ 36,878,261    $ 36,700,519    $ 35,271,961
                                                          ============    ============    ============    ============
--------------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                                U.S. Government
                                                             Mortgage Securities Portfolio                       Money Portfolio
                                                                Year Ended December 31,                     Year Ended December 31,
                                                          --------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:                                  1996            1995            1996            1995
From operations:
  Net investment income                                     $  3,819,516    $  2,379,431    $  2,316,168       1,243,877
  Net realized gain (loss) on investments                       (257,919)      1,067,853           1,002             606
  Change in unrealized appreciation (depreciation)
     of investments                                             (470,734)      1,995,702            --              --
                                                               ---------       ---------       ---------       ---------
 Net increase in net assets resulting from operations          3,090,863       5,442,986       2,317,170       1,244,483

Distributions from:
  Net investment income                                       (3,819,554)     (2,340,785)     (2,316,222)     (1,243,877)
  Net realized gain on investments                                  --              --            (1,002)           (164)
                                                               ---------       ---------       ---------       ---------
Total distributions                                           (3,819,554)     (2,340,785)     (2,317,224)     (1,244,041)

Capital share transactions:
  Proceeds from subscriptions                                  29,029,245      16,270,522      89,392,625      33,424,260
  Reinvestment of distributions                                1,196,311         795,226          93,536          93,173
  Cost of redemptions                                         (5,464,973)     (3,312,756)    (69,696,535)     (3,643,576)
                                                               ---------       ---------       ---------       ---------
Net increase resulting from capital share transactions        24,760,583      13,752,992      19,789,626      29,873,857

Total increase in net assets                                  24,031,892      16,855,193      19,789,572      29,874,299

Net assets:
  Beginning of year                                           49,830,496      32,975,303      41,882,358      12,008,059
                                                               ---------       ---------       ---------       ---------
  End of year                                               $ 73,862,388    $ 49,830,496      61,671,930      41,882,358
                                                            ============    ============      ==========      ==========

--------------------------------------------------------------------------------
See notes to financial statements.

ACCESSOR FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------


A.     ORGANIZATION AND ACCOUNTING POLICIES

       Accessor Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of eight active diversified investment portfolios:
       Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio (the "Equity Portfolios"), International Equity Portfolio (the "International Portfolio"), Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio, Mortgage Securities Portfolio (the "Bond Portfolios"), and U.S. Government Money Portfolio (the "Money Portfolio") (collectively the "Portfolios"). The Fund was incorporated in Maryland on June 10, 1991.

       The   following  is  a  summary  of   significant   accounting   policies
       consistently followed by the Portfolios. The policies are in conformity with generally accepted accounting principles:

       1.     Security Valuation

              Securities for which the primary market is a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price. Investments for which the primary market is believed to be the over-the-counter market are valued at the closing bid price. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. Investments in the Money Portfolio and short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

       2.     Estimates

              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

       3.     Foreign Currency Transactions

              The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; and purchase and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

              The Portfolios report certain foreign currency related security transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. The Portfolios do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

              Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

--------------------------------------------------------------------------------


       4.  Derivative Financial Instruments

              Off-Balance Sheet Risk

              The Portfolios may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts.

              The notional or contractual amounts of these instruments represent the investment the Portfolios have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

              Derivative Financial Instruments Held or Issued for Purposes Other Than Trading

              Futures Contracts - The Portfolios (other than the Money Portfolio) are permitted to enter into financial futures contracts, stock index futures contracts and related options ("future contracts") in accordance with their investment objectives. A Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Portfolio each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by a Portfolio. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

              Forward Foreign Currency Contracts - The International Portfolio will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

              The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

       5.     Security Transactions

              Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on the sale of investments are determined on the identified cost basis, which is also used for Federal income tax purposes.

       6.     Investment Income

               Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

--------------------------------------------------------------------------------


       7.     Reclassification of Capital Accounts

              The Fund accounts for and reports distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Applying this Statement of Position resulted in certain reclassifications from accumulated net realized gain (loss) on investments to undistributed net investment income for the International Equity and Mortgage Securities Portfolios at December 31, 1996. Net investment losses incurred by the International Equity Portfolio were reclassed to capital paid-in at December 31, 1996.

       8.     Distributions

              Distributions from net investment income are declared daily and paid monthly for the Money Portfolio; declared and paid monthly for the Bond Portfolios; declared and paid quarterly for the Equity Portfolios; declared and paid annually for the International Portfolio. Distributions of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Distributions to shareholders are recorded on the ex-dividend date.

              Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may arise due to differing treatments for mortgage-backed securities, deferral of losses due to wash sales, futures and options activity and post-October losses. Accordingly, the amount of the net investment income and net realized gains reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported on Form 1099-DIV.

       9.     Federal Income Taxes

              Each Portfolio is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Portfolio's shareholders without regard to the income and capital gains (or losses) of the other Portfolios. It is each Portfolio's intention to comply with the requirements of the Internal Revenue Code to qualify as a regulated investment company and distribute all of its taxable income and realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Portfolios will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

       10.    Repurchase Agreements

              The Fund may enter into agreements with institutions that the Fund's manager and money managers have determined to be creditworthy to purchase securities and to resell them (repurchase agreements) at a future date. It is the Fund's policy to take custody of securities purchased and to ensure that the market value including accrued interest of the collateral is greater than the amount owed to the Fund under each such repurchase agreement.

       11.    Organizational Expenses

              Organizational expenses are being amortized on a straight-line basis over a period not to exceed 60 months beginning on the date of commencement of operations.

--------------------------------------------------------------------------------


B.     AGREEMENTS

       1.     Management

              The Fund has a management agreement with Bennington Capital Management L.P. ("Bennington"). Pursuant to this agreement,
              Bennington provides or oversees the provision of all general management, investment advisory and portfolio management services. Fees currently paid to Bennington under the management agreement for providing these services are as follows:

                                                    Management Fees as a
                                                    Percentage of Average
                Portfolio                             Daily Net Assets

                Growth                                     .45%
                Value and Income                           .45
                Small to Mid Cap                           .60
                International Equity                       .55
                Intermediate Fixed-Income                  .36
                Short-Intermediate Fixed-Income            .36
                Mortgage Securities                        .36
                U.S. Government Money                      .25

       2.     Money Managers

              Each Portfolio's assets (other than the Money Portfolio) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Bennington. For the first five complete calendar quarters of investment operations for a Portfolio, each Portfolio will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Portfolio managed by such Money Manager. This fee has two components, the Basic Fee and the Portfolio Management Fee. Commencing with the sixth calendar quarter of investment operations for each Portfolio, the Money Manager fee consists of two components, the Basic Fee and the Performance Fee.

              The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of the Fund's Board of Directors:

              Portfolio                                Index

              Growth                              S&P/BARRA Growth Index
              Value and Income                    S&P/BARRA Value Index
              Small to Mid Cap                    Wilshire 4500 Index
              International Equity*               Morgan Stanley Capital
                                                   International EAFE (R) + EMF
                                                   Index
              Intermediate Fixed-Income           Lehman Brothers Government/
                                                   Corporate Index
              Short-Intermediate Fixed-Income     Lehman Brothers Government/
                                                   Corporate 1-5 Year Index
              Mortgage Securities                 Lehman Brothers Mortgage-
                                                   Backed Securities Index

              * Prior to May 1, 1996, the benchmark index for the Portfolio was the Morgan Stanley Capital International - EAFE Index.

--------------------------------------------------------------------------------


       For the year ended December 31, 1996, the following Basic Fees, Portfolio Management Fees and Performance Fees were calculated based on the average daily net assets of the Portfolios:

                                     Basic     Portfolio   Performance   Total
                                     Money       Money       Money       Money
                                     Manage-    Manage-     Manage-      Manage-
                                     ment       ment        ment         ment
  Portfolio              Quarter     Fee        Fee         Fee          Fee
  ---------              -------     ---        ---         ---          ---

Growth                 1st Quarter     .10 %     -          .22 %      .32 %
                       2nd Quarter     .10       -          .22        .32
                       3rd Quarter     .10       -          .22        .32
                       4th Quarter     .10       -          .20        .30

Value and Income       1st Quarter     .10       -          .20        .30
                       2nd Quarter     .10       -          .15        .25
                       3rd Quarter     .10       -          .10        .20
                       4th Quarter     .10       -          .15        .25

Small to Mid Cap       1st Quarter     .10       .10 %     -           .20
                       2nd Quarter     .10       .10       -           .20
                       3rd Quarter     .10       .10       -           .20
                       4th Quarter     .10       .10       -           .20

International Equity   1st Quarter     .20       .20       -           .40
                       2nd Quarter     .20       -         -           .20
                       3rd Quarter     .20       -         .20         .40
                       4th Quarter     .20       -         .30         .50

Intermediate Fixed-    1st Quarter     .07       -         .08         .15
Income                 2nd Quarter     .07       -         .08         .15
                       3rd Quarter     .07       -         .08         .15
                       4th Quarter     .07       -         .08         .15

Short-Intermediate     1st Quarter     .07       -         .08         .15
Fixed-Income           2nd Quarter     .07       -         .08         .15
                       3rd Quarter     .07       -         .08         .15
                       4th Quarter     .07       -         .08         .15

Mortgage Securities    1st Quarter     .07       -         .16         .23
                       2nd Quarter     .07       -         .16         .23
                       3rd Quarter     .07       -         .16         .23
                       4th Quarter     .07       -         .16         .23


       Bennington directly manages the assets of the Money Portfolio, therefore there is no Money Manager fee associated with this Portfolio.

--------------------------------------------------------------------------------


       3.     Distribution Plan

              The Fund has adopted a Distribution Plan under Rule 12b-1 under the Investment Company Act of 1940 pursuant to which Bennington may make payments to persons rendering assistance in the distribution or retention of the Fund's shares or servicing of shareholder accounts. The Fund does not reimburse Bennington for these payments. Bennington made no such payments for the year ended December 31, 1996.

       4.     Transfer Agent and Administration

              The Fund has a Transfer Agency and Administrative Agreement with Bennington. Pursuant to this agreement, Bennington acts as transfer agent and administrator to the Fund, performing all transfer agent and certain compliance services. The fees are computed as the greater of an annual fee expressed as a percentage of the average daily net assets, per portfolio, or a minimum dollar amount per portfolio.

              As of November 24, 1996, all services provided by PFPC, Inc. under its sub-administration agreement with the Fund were terminated.

C.     DIRECTOR FEES

       Effective February 6, 1996, outside directors are paid $2,000 per meeting, plus out-of-pocket costs.

D.     SHARE OF STOCK

       The Fund,  incorporated  in Maryland on June 10, 1991,  is  authorized to
       issue   15,000,000,000   shares  of  Common   Stock,   $.001  par  value.
       Transactions in shares of the Portfolios were as follows:

                               Growth Portfolio      Value and Income Portfolio
                            Year Ended December 31,    Year Ended December 31,
                            -----------------------    -----------------------

                                 1996          1995          1996          1995
Shares outstanding -
Beginning of year           2,698,148     1,637,255     1,566,206     1,537,260

Shares subscribed           1,273,203     1,512,539       855,546       447,056
Shares issued on
  reinvestment of
  distributions               255,799       147,923       159,904        99,226
Shares redeemed            (1,121,506)     (599,569)     (532,954)     (517,336)
                           ----------      --------      --------      --------
Shares outstanding -
End of year                 3,105,644     2,698,148     2,048,702     1,566,206
                            =========     =========     =========     =========

--------------------------------------------------------------------------------

                              Small to Mid Cap             International Equity
                              Portfolio                         Portfolio
                              Year Ended December 31,   Year Ended December 31,
                              -----------------------   -----------------------

                                 1996          1995          1996          1995
Shares outstanding -
Beginning of year           2,829,475     1,714,864     3,114,599       648,470

Shares subscribed             707,092     1,371,549     2,472,796     2,730,294
Shares issued on
  reinvestment
  of distributions            444,401       129,518       142,116
Shares redeemed              (501,082)     (386,456)     (448,010)     (264,165)
                             --------      --------      --------      --------

Shares outstanding -
End of year                 3,479,886     2,829,475     5,281,501     3,114,599




                             Intermediate                  Short-Intermediate
                        Fixed-Income Portfolio          Fixed-Income Portfolio
                       Year Ended December 31,          Year Ended December 31,
                       -----------------------          -----------------------

                              1996           1995           1996           1995
Shares outstanding -
Beginning of year        2,999,800      2,844,942      2,862,134      2,773,443

Shares subscribed        2,106,308        904,307        368,860        428,739
Shares issued on
  reinvestment
  of distributions          63,707         47,086         16,714         16,522
Shares redeemed           (781,071)      (796,535)      (230,208)      (356,570)
                          --------       --------       --------       --------

Shares outstanding -
End of year              4,388,744      2,999,800      3,017,500      2,862,134
                         =========      =========      =========      =========


                               Mortgage                    U.S. Government
                         Securities Portfolio              Money Portfolio
                       Year Ended December 31,         Year Ended December 31,
                       -----------------------         -----------------------

                              1996           1995           1996           1995
Shares outstanding -
Beginning of year        4,024,225      2,903,456     41,882,171     12,008,314

Shares subscribed        2,364,663      1,331,508     89,392,625     33,424,260
Shares issued on
  reinvestment
  of distributions          98,724         66,036         93,536         93,173
Shares redeemed           (449,692)      (276,775)   (69,696,535)    (3,643,576)
                          --------       --------    -----------     ----------

Shares outstanding -
End of year              6,037,920      4,024,225     61,671,797     41,882,171
                         =========      =========     ==========     ==========

--------------------------------------------------------------------------------


E.     SECURITIES TRANSACTIONS

       During the year ended December 31, 1996, purchases and sales of investments, other than short-term investments and government securities aggregated, were as follows:

 Portfolio                               Purchases                    Sales

Growth                              $     51,305,793            $   47,947,761
Value and Income                          28,846,197                37,347,790
Small to Mid Cap                          66,074,495                65,158,335
International Equity                     114,001,932                88,724,988
Intermediate Fixed-Income                 60,042,360                43,864,787
Short-Intermediate Fixed-Income           14,178,285                10,867,967
Mortgage Securities                      275,746,623               251,751,101



       During the year ended December 31, 1996, purchases and sales of long-term U.S. Government Securities, were as follows:

                                             Purchases                Sales

           Intermediate Fixed-Income       $  27,099,685         $   13,278,344
           Short-Intermediate Fixed-Income     3,810,243              4,168,550
           Mortgage Securities               105,929,121            106,025,740

       The identified cost for federal income tax purposes of investments  owned
       by   each    Portfolio   and   their    respective    gross    unrealized
       appreciation/(depreciation) at December 31, 1996 were as follows:


                                                                      Net
                         Identified       Gross Unrealized         Appreciation/
                            Cost     Appreciation  (Depreciation) (Depreciation)

Growth                    $50,177,478  $11,695,403   $  (660,855)   $11,034,548
Value and Income           29,544,200    7,031,082      (238,447)     6,792,635
Small to Mid Cap           56,767,378   10,764,824    (1,473,649)     9,291,175
International Equity       64,633,983    9,389,170    (1,164,211)     8,224,959
Intermediate Fixed-Income  49,865,946      703,637      (136,666)       566,971
Short-Intermediate Fixed-
  Income                   36,253,359      126,828      (216,370)       (22,918)
Mortgage Securities        87,303,357      648,053      (212,233)       435,820
U.S. Government Money      61,327,588            -             -              -

NOTES TO FINANCIAL STATEMENTS (Concluded)
--------------------------------------------------------------------------------


F.     CAPITAL LOSS CARRYOVERS

       At December 31, 1996, for Federal income tax purposes, the following Portfolios had capital loss carryovers which may be applied against future net taxable realizable gains of each succeeding year until the earlier of its utilization or expiration.

          Intermediate Fixed-Income                  $   (1,446,011)
          Short-Intermediate Fixed-Income                   (54,663)
          Mortgage Securities                              (440,877)

ACCESSOR FUNDS, INC.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                         Growth Portfolio                            Value & Income Portfolio
                                  1996      1995      1994     1993       1992(1)      1996      1995     1994     1993     1992(1)
Net Asset Value,
 beginning of period              $17.99    $14.37    $14.16   $13.06     $12.00       $15.91    $13.01   $13.58   $12.58   $12.00
                                  ------    ------    ------   ------     ------       ------    ------   ------   ------   ------

Net investment income               0.19      0.15      0.13     0.14       0.06         0.24      0.33     0.25     0.25     0.12
Net realized and unrealized
 gain (loss) on investments         3.35      4.76      0.42     1.69       1.14         3.51      3.96     (0.51)   1.59     0.59
                                    ----      ----      ----     ----       ----         ----      ----     -----    ----     ----

Total from investment operations    3.54      4.91      0.55     1.83       1.20         3.75      4.29     (0.26)   1.84     0.71
                                    ----      ----      ----     ----       ----         ----      ----     -----    ----     ----

Distributions from net investment
 income                            (0.19)    (0.15)    (0.13)   (0.14)     (0.06)       (0.24)    (0.33)   (0.25)   (0.25)   (0.12)
Distributions from capital gains   (1.83)    (1.14)    (0.21)   (0.59)     (0.08)       (1.67)    (1.60)   (0.05)   (0.59)   (0.01)
Distributions in excess of capital
 gains                                                                                    -          -       (0.01)     -          -
                                    ----      ----      ----     ----       ----         ----      ----     -----    ----     ----
Total distributions                (2.02)    (1.29)    (0.34)   (0.73)     (0.14)       (1.91)    (1.39)   (0.31)   (0.84)   (0.13)
                                    ----      ----      ----     ----       ----         ----      ----     -----    ----     ----
Net Asset Value, end of period    $19.51    $17.99    $14.37   $14.16     $13.06       $17.75    $15.91   $13.01   $13.58   $12.58
                                  ======    ======    ======   ======     ======       ======    ======   ======   ======   ======

Total return (2)                   19.83%    34.32%    3.99%    14.21%     10.01%       23.94%    33.25%   (1.93)%  14.69%   5.92%
                                   =====     =====     ====     =====      =====        =====     =====    =====    =====    ====

Net assets, end of period
 (in thousands)                  $60,586   $48,532   $23,534  $8,986      $4,253       $36,367   $24,915  $19,999  $11,225  $3,859
                                 =======   =======   =======  ======      ======       =======   =======  =======  =======  ======

Ratio of expenses to average
 net assets:
  After Bennington fee waivers      1.13%     1.26%     1.76%    1.21%      1.18%*       1.21%     1.40%    1.77%    1.21%   1.18%*
                                    ====      ====      ====     ====       ====         ====      ====     ====     ====    ====

  Before Bennington fee waivers     1.13%     1.26%     1.83%    2.64%      3.91%*       1.21%     1.40%    1.85%    2.61%   4.60%*
                                    ====      ====      ====     ====       ====         ====      ====     ====     ====    ====
Ratio of net investment income to
 average net assets:
  After Bennington fee waivers      0.97%     0.97%     1.02%    1.16%      1.26%*       1.43%     2.18%    2.00%    2.02%   2.86%*
                                    ====      ====      ====     ====       ====         ====      ====     ====     ====    ====
  Before Bennington fee waivers     0.97%     0.97%     0.95%   (0.27)%    (1.47)%*     1.43%      2.18%    1.92%    0.62%  (0.56)%*
                                    ====      ====      ====     ====       ====         ====      ====     ====     ====    ====
Portfolio turnover rate            81.79%    99.73%    57.71%   60.92%     19.88%       93.54%   100.88%   54.26%   64.56%   7.94%
                                   =====     =====     =====    =====      =====        =====    ======    =====    =====    ====
Average commission rate paid(3)    $0.02                                                $0.05
                                   =====                                                =====

(1)  Portfolio commenced operations on August 25, 1992.
(2)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged. Disclosure not required for periods prior to fiscal 1996.
*  Annualized.

See notes to financial statements.

ACCESSOR FUNDS, INC.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                  Small to Mid Cap Portfolio                        International Equity Portfolio

                                      1996        1995      1994     1993     1992(1)       1996             1995           1994(2)

Net Asset Value, beginning of period  $17.60      $14.08    $14.79   $13.56   $12.00        $12.55           $11.67         $12.00
                                      ------      ------    ------   ------   ------        ------           ------         ------

Net investment income (loss)          0.07        0.06      (0.01)   0.04     0.03          (0.06)           0.05           0.01
Net realized and unrealized gain      4.22        4.42      (0.59)   1.91     1.56          1.80             0.83           (0.34)
 (loss) on investments

Total from investment operations      4.29        4.48      (0.60)   1.95     1.59          1.74             0.88           (0.33)
                                      ----        ----      ------   ----     ----          ----             ----           ------

Distributions from net
 investment income                    (0.07)      (0.06)    -        (0.04)   0.03          -                -              -
Distributions from capital gains      (3.00)      (0.90)    (0.10)   (0.68)   -             (0.44)           -              -
Distributions in excess of
 capital gains                                                                              (0.02)
Return of capital distributions       -           -         (0.01)   -        -             -                -              -
                                      ------      ------    ------   ------   ------        ------           ------         ------
Total distributions                   (3.07)      (0.96)    (0.11)   (0.72)   (0.03)        (0.46)           -              -
                                      ------      ------    ------   ------   ------        ------           ------         ------

Net Asset Value, end of period        $18.82      $17.60    $14.08   $14.79   $13.56        $13.83           $12.55         $11.67
                                      ======      ======    ======   ======   ======        ======           ======         ======

Total return (3)                      24.85%      31.98%    (4.07)%  14.39%   13.28%        13.78%           7.63%          (2.75)%
                                      ======      ======    =======  ======   ======        ======           =====          =======

Net assets, end of period
 (in thousands)                       $65,479     $49,803   $24,148  $9,791   $4,520        $73,019          $39,102        $7,566
                                      =======     =======   =======  ======   ======        =======          =======        ======

Ratio of expenses to average
 net assets:
  After Bennington fee waivers        1.17%       1.31%     1.98%    1.55%    1.51%*        1.52%            1.83%          1.86%*
                                      =====       =====     =====    =====    =====         =====            =====          =====

  Before Bennington fee waivers       1.17%       1.31%     2.38%    3.33%    5.36%*        1.52%            1.93%          4.06%*
                                      =====       =====     =====    =====    =====         =====            =====          =====

Ratio of net investment income to
 average net assets:
  After Bennington fee waivers        0.37%       0.41%     (0.18)%  0.30%    0.74%*        (0.26)%          0.10%          0.38%*
                                      =====       =====     =======  =====    =====         =======          =====          =====

  Before Bennington fee waivers       0.37%       0.41%     (0.58)%  (1.48)%  (3.11)%    *  (0.26)%          0.00%         (1.82)%*
                                      =====       =====     =======  =======  =======       =======          =====         =======

Portfolio turnover rate             113.44%      84.26%     30.14%   59.20%   12.57%       157.66%          84.85%          0.82%
                                    =======      ======     ======   ======   ======       =======          ======         =====

Average commission rate paid(4)      $0.03                                                  $0.01
                                     =====                                                  =====

(1)  Portfolio commenced operations on August 25, 1992.
(2)  Portfolio commenced operations on October 3, 1994.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(4) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged. Disclosure not required for periods prior to fiscal 1996.
*  Annualized.

(Continued)

See notes to financial statements.

ACCESSOR FUNDS, INC.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                Intermediate Fixed-Income Portfolio      Short-Intermediate Fixed-Income Portfolio
                                          1996      1995      1994     1993    1992(1)  1996    1995     1994     1993     1992(2)

Net Asset Value, beginning of period      $12.29    $11.04    $12.34   $12.00  $12.00   $12.32  $11.62   $12.29   $12.16   $12.00
                                          ------    ------    ------   ------  ------   ------  ------   ------   ------   ------

Net investment income (loss)                0.67      0.71      0.65     0.56    0.36     0.59    0.60     0.50     0.46     0.33
Net realized and unrealized gain
 (loss) on investments                     (0.39)     1.25     (1.28)    0.57    0.15    (0.16)   0.70    (0.67)    0.22     0.16
                                           ------     ----     ------    ----    ----     ------  ----     ------   ----     ----

Total from investment operations            0.28      1.96      (0.63)   1.13    0.51     0.43    1.30     (0.17)   0.68     0.49
                                            ----      ----      ------   ----    ----     ----    ----     ------   ----     ----

Distributions from net
 investment income                        (0.67)    (0.71)    (0.65)   (0.56)  (0.36)   (0.59)  (0.60)   (0.50)   (0.46)   (0.33)
Distributions from capital gains          -         -         (0.02)   (0.23)  (0.15)   -       -        -        (0.07)   -
Distribution in excess of
 capital gains                            -         -         -        -       -        -       -        -        (0.02)   -
                                          -         -         -        -       -        -       -        -        ------   -

Total distributions                       (0.67)    (0.71)    (0.67)   (0.79)  (0.51)   (0.59)  (0.60)   (0.50)   (0.55)   (0.33)
                                          ------    ------    ------   ------  ------   ------  ------   ------   ------   ------

Net Asset Value, end of period            $11.90    $12.29    $11.04   $12.34  $12.00   $12.16  $12.32   $11.62   $12.29   $12.16
                                          ======    ======    ======   ======  ======   ======  ======   ======   ======   ======

Total return (3)                          2.56%     18.26%    (5.24)%  9.53%   4.26%    3.63%   11.42%   (1.42)%  5.62%    4.12%
                                          =====     ======    =======  =====   =====    =====   ======   =======  =====    =====

Net assets, end of period
 (in thousands)                           $52,248   $36,878   $31,405  $26,642 $10,901  $36,701 $35,272  $32,233  $32,568  $13,365
                                          =======   =======   =======  ======= =======  ======= =======  =======  =======  =======

Ratio of expenses to average
 net assets:
  After Bennington fee waivers            0.88%     0.96%     1.24%    1.06%   0.85%*   0.93%   0.94%    1.18%    1.05%    0.83%*
                                          =====     =====     =====    =====   =====    =====   =====    =====    =====    =====

  Before Bennington fee waivers           0.88%     0.96%     1.28%    1.35%   1.50%*   0.93%   0.94%    1.22%    1.12%    1.42%*
                                          =====     =====     =====    =====   =====    =====   =====    =====    =====    =====

Ratio of net investment income to
 average net assets:
  After Bennington fee waivers            5.79%     6.07%     5.65%    4.62%   5.33%*   4.89%   4.99%    4.17%    3.78%    4.40%*
                                          =====     =====     =====    =====   =====    =====   =====    =====    =====    =====

  Before Bennington fee waivers           5.79%     6.07%     5.61%    4.33%   4.68%*   4.89%   4.99%    4.13%    3.71%    3.81%*
                                          =====     =====     =====    =====   =====    =====   =====    =====    =====    =====

Portfolio turnover rate                   94.69%    187.62%   255.11%  265.06% 100.57%  31.12%  41.93%   36.54%   88.28%   107.26%
                                          ======    =======   =======  ======= =======  ======  ======   ======   ======   =======



(1)  Portfolio commenced operations on June 16, 1992.
(2)  Portfolio commenced operations on May 18, 1992.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
*  Annualized.


See notes to financial statements.

ACCESSOR FUNDS, INC.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)


                                          Mortgage Securities Portfolio                  U.S. Government Money Portfolio
                                          -----------------------------                  -------------------------------

                                     1996     1995      1994       1993     1992(1)    1996     1995     1994     1993    1992(2)
Net Asset Value, beginning
 of period                          $12.38    $11.36    $12.17    $12.02   $12.00     $1.00    $1.00    $1.00    $1.00   $1.00
                                    ------    ------    ------    ------    ------     -----    -----    -----    -----   -----

Net investment income                 0.73      0.76      0.60     0.55      0.34      0.05     0.05     0.04     0.03    0.02
Net realized and unrealized gain
 (loss) on investments               (0.15)     1.02     (0.80)    0.31      0.13       -        -        -        -       -
                                    ------    ------    ------    ------    ------     -----    -----    -----    -----   -----

Total from investment operations      0.58      1.78     (0.20)    0.86      0.47      0.05     0.05     0.04     0.03    0.02
                                    ------    ------    ------    ------    ------     -----    -----    -----    -----   -----
Distributions from net investment
 income                              (0.73)    (0.76)    (0.60)   (0.55)    (0.34)    (0.05)   (0.05)   (0.04)   (0.03)  (0.02)
Distributions from capital gains     -         -         (0.01)   (0.16)    (0.03)     -        -        -        -       -
Distributions in excess of capital
 gains                               -         -         -         -        (0.08)     -        -        -        -       -
                                    ------    ------    ------    ------    ------     -----    -----    -----    -----   -----
Total distributions                  (0.73)    (0.76)    (0.61)   (0.71)    (0.45)    (0.05)   (0.05)   (0.04)   (0.03)  (0.02)
                                    ------    ------    ------    ------    ------     -----    -----    -----    -----   -----
Net Asset Value, end of period      $12.23    $12.38    $11.36   $12.17    $12.02     $1.00    $1.00    $1.00    $1.00   $1.00
                                    ======    ======    ======    ======    ======     =====    =====    =====    =====   =====

Total return (3)                      4.95%    16.03%    (1.65)%   7.26%     3.93%     4.78%    5.33%    3.70%    2.81%   2.40%
                                    ======    ======    ======    ======    ======     =====    =====    =====    =====   =====
Net assets, end of period
 (in thousands)                     $73,862   $49,830   $32,975   $29,731   $15,356   $61,672  $41,882  $12,008  $26,693 $51,145
                                    =======   =======   =======   =======   =======   =======  =======  =======  ======= =======
Ratio of expenses to average net
 assets:
  After Bennington fee waivers        0.95%     1.03%     1.31%    1.03%     0.84%*    0.59%    0.53%    0.45%    0.45%   0.32%*
                                    ======    ======    ======    ======    ======     =====    =====    =====    =====   =====
  Before Bennington fee waivers       0.95%     1.03%     1.35%    1.18%     1.40%*    0.59%    0.78%    1.27%    0.77%   0.39%*
                                    ======    ======    ======    ======    ======     =====    =====    =====    =====   =====
Ratio of net investment income to
 average net assets:
  After Bennington fee waivers        6.08%     6.41%     5.18%    4.55%     4.68%*    4.73%    5.14%    3.51%    2.71%   3.25%*
                                    ======    ======    ======    ======    ======     =====    =====    =====    =====   =====
  Before Bennington fee waivers       6.08%     6.41%     5.14%    4.40%     4.12%*    4.73%    4.89%    2.69%    2.39%   3.18%*
                                    ======    ======    ======    ======    ======     =====    =====    =====    =====   =====
Portfolio turnover rate             356.23%   422.56%   603.51%  399.19%   114.04%
                                    ======    ======    ======    ======    ======

(1)  Portfolio commenced operations on May 18, 1992.
(2)  Portfolio commenced operations on April 9, 1992.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
*  Annualized.


See notes to financial statements.

INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Directors
Accessor Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Accessor Funds, Inc. (including the Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio, International Equity Portfolio, Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio, Mortgage Securities Portfolio, and U.S. Government Money Portfolio) as of December 31, 1996, the related statements of operations for the year then ended and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting Accessor Funds, Inc. as of December 31, 1996, the results of their operations, the changes in their net assets and financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP

Dayton, Ohio
February 12, 1997

                              ACCESSOR FUNDS, INC.


Directors and Officers

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting
 Officer
Robert J. Harper, Vice President
Joe King, Vice President and Chief Compliance Officer
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President


Investment Advisor and Administrator

Bennington Capital Management L.P.
U. S. Bank Centre; 1420 5th Avenue; Suite 3130
Seattle, Washington 98101


Custodian

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH  45263


Transfer Agent

Bennington Capital Management L.P.
P. O. Box 1748
Seattle, Washington 98111


Legal Counsel

Mayer, Brown & Platt
1675 Broadway
New York, New York 10019


Independent Auditors

Deloitte & Touche LLP
1700 Courthouse Plaza NE
Dayton, OH  45402



This report, including the financial statements herein is transmitted to the shareholders of the Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.